As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2013

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.4%
1,398,067	ARES Ltd., Series 2006-5RA-A2	0.72%	# ^	02/24/2018	1,373,604
19,477,998	ARES Ltd., Series 2006-6RA-A2	0.75%	#	03/12/2018	18,796,268
2,518,253	Atrium Corporation, Series 3A-A1	0.80%	# ^	10/27/2016	2,483,789
7,169,627	Avenue Ltd., Series 2004-1A-A1L	0.82%	# ^	02/15/2017	7,095,062
1,698,531	Black Diamond Ltd., Series 2005-1A-A1	0.74%	# ^	06/20/2017	1,637,994
2,485,045	First Ltd., Series 2004-1-A3	0.84%	# ^	07/27/2016	2,478,566
5,525,325	Foxe Basin Ltd., Series 2003-1-AB	2.17%	# ^	12/15/2015	5,484,946
62,260,232	Galaxy Ltd., Series 2005-5A-A1	0.73%	# ^	10/20/2017	60,899,446
1,325,399	GSC Partners Fund Ltd., Series 2004-5A-A1	0.85%	# ^	11/20/2016	1,320,165
377,590	Gulf Stream Compass Ltd., Series 2002-1A-A	1.05%	# ^	12/19/2014	376,782
331,747	Olympic Ltd., Series 2004-1X-A1L	0.98%	#	05/15/2016	331,317
5,999,718	Sargas II Ltd., Series 2006-1A-D	1.72%	# ^	10/20/2018	5,931,491
2,142,756	Sargas II Ltd., Series 2006-1X-D	1.81%	#	10/20/2018	2,118,390
7,968,503	Suffield Ltd., Series 4-A	2.64%	# ^	09/26/2014	7,666,637
Total Collateralized Loan Obligations (Cost $118,332,021)					117,994,457

Non-Agency Residential Collateralized Mortgage Obligations - 29.9%
39,847,752	ACE Securities Corporation, Series 2006-HE1-A2C	0.44%	#	02/25/2036	36,849,368
12,014,062	ACE Securities Corporation, Series 2006-NC1-A2C	0.45%	#	12/25/2035	11,432,076
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.23%	#	06/25/2035	2,694,635
9,504,831	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.41%	#	10/25/2035	7,165,783
48,229,065	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.30%	#	03/25/2036	28,470,702
47,665,688	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.07%	#	05/25/2036	32,025,170
42,675,476	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.63%	#	03/25/2037	27,477,715
6,780,107	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.32%	# ^	11/25/2037	3,380,758
651,709	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.80%	#	11/25/2033	444,729
5,450,563	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.28%	#	04/25/2034	3,638,731
904,832	Aegis Asset Backed Securities Trust, Series 2004-2-M2	1.55%	#	06/25/2034	433,387
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,611,976
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,397,404
7,523,948	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.74%	#	06/25/2045	5,214,916
14,683,398	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.55%	#	11/25/2045	8,458,863
3,036,519	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,726,776
13,615,158	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	8,272,788
19,309,692	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.45%	#	10/25/2032	11,876,117
673,375	Argent Securities, Inc., Series 2004-W6-M1	0.80%	#	05/25/2034	512,947
8,029,735	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.22%	#	11/25/2033	6,138,455
1,471,074	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.93%	#	06/25/2034	1,026,147
8,874,862	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	7,671,701
8,147,478	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	6,364,349
13,963,653	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	12,125,869
5,682,197	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	5,043,373
5,489,909	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	3,943,138
4,304,782	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	3,039,962
7,822,788	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		06/25/2046	6,129,412
24,046,836	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	15,806,490
12,620,831	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.25%	#I/F I/O	11/25/2036	2,258,857
4,457,120	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.70%	#	11/25/2036	2,369,479
20,271,005	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	12,786,656
3,300,033	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	2,269,632
340,816	Banc of America Funding Corporation, Series 2005-6-2A9	5.50%		10/25/2035	341,842
23,519,155	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	22,064,542
878,604	Banc of America Funding Corporation, Series 2006-2-4A1	22.08%	#I/F	03/25/2036	1,113,491
3,998,985	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	3,905,786
7,327,177	Banc of America Funding Corporation, Series 2006-3-6A1	6.33%	#	03/25/2036	7,537,060
19,729,000	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	18,347,368
4,823,292	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	3,091,007
4,939,274	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	3,137,817
4,614,338	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	3,260,161
2,628,855	Banc of America Funding Corporation, Series 2006-B-7A1	5.63%	#	03/20/2036	2,041,494
24,677,198	Banc of America Funding Corporation, Series 2006-D-6A1	5.24%	#	05/20/2036	15,667,985
2,604,689	Banc of America Funding Corporation, Series 2006-G-2A1	0.46%	#	07/20/2036	2,093,172
1,356,101	Banc of America Funding Corporation, Series 2006-H-3A1	5.93%	#	09/20/2046	950,179
3,074,855	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,934,794
4,259,610	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	3,038,015
5,965,071	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	4,854,422
6,657,800	Banc of America Funding Corporation, Series 2009-R14-3A	16.02%	# ^I/F	06/26/2035	7,743,814
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	3,733,186
4,562,593	Banc of America Funding Corporation, Series 2010-R1-3A	13.90%	# ^I/F	07/26/2036	4,136,447
4,522,786	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.25%	#	12/25/2034	4,212,586
17,032,269	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	13,952,367
5,757,854	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	5,637,846
8,365,362	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	6,315,736
9,056,650	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	6,739,325
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.63%	#	10/25/2036	13,421,322
7,404,732	BCAP LLC Trust, Series 2010-RR10-5A1	7.77%	# ^	04/27/2037	6,201,463
13,571,720	BCAP LLC Trust, Series 2010-RR12-3A15	7.32%	# ^	08/26/2037	12,690,453
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,097,075
7,444,107	BCAP LLC Trust, Series 2011-RR12-2A5	2.66%	# ^	12/26/2036	7,279,592
17,088,496	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	17,319,165
26,978,649	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.35%	#	02/25/2036	23,671,242
22,480,647	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.63%	#	10/25/2046	17,100,961
19,938,584	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.76%	#	02/25/2047	11,937,699
7,021,660	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.82%	#	11/25/2034	5,761,873
28,942,522	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.93%	#	11/25/2036	16,961,722
18,612,733	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50%	#	08/25/2034	19,147,821
46,544,566	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	40,475,737
14,909,322	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	14,248,011
22,037,256	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	18,736,879
23,976,920	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	17,947,264
3,353,281	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,385,628
1,852,747	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,212,371
10,516,212	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	5.53%	#	10/25/2036	7,390,068
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,724,744
3,955,989	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.15%	#	03/25/2033	2,661,633
22,000,000	Chase Mortgage Finance Corporation, Series 2005-A1-2A4	2.73%	#	12/25/2035	17,631,636
19,255,858	Chase Mortgage Finance Corporation, Series 2006-S3-1A2	6.00%		11/25/2036	15,604,572
26,522,423	Chase Mortgage Finance Corporation, Series 2006-S4-A8	6.00%		12/25/2036	21,941,854
26,237,963	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	3.41%	#	07/25/2037	22,720,619
9,702,036	Chase Mortgage Finance Corporation, Series 2007-S3-1A5	6.00%		05/25/2037	8,038,719
4,496,636	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	4,423,285
11,608,162	Chase Mortgage Finance Corporation, Series 2007-S5-1A18	6.00%		07/25/2037	9,769,667
1,768,620	Chaseflex Trust, Series 2006-1-A2A	5.94%	#	06/25/2036	1,759,056
8,240,469	Chaseflex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	7,874,222
12,228,017	Chaseflex Trust, Series 2006-2-A2B	0.45%	#	09/25/2036	7,285,343
10,211,381	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,873,949
21,730,968	Chaseflex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	15,494,017
12,601,482	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	9,053,554
4,722,690	Citi Mortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	4,329,278
8,727,842	Citi Mortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	6,401,039
13,300,466	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	9,623,479
6,484,857	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,692,083
16,592,339	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A9	5.15%	#I/F I/O	01/25/2037	2,792,458
14,897,545	Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	10,172,260
34,284,022	Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A3	5.15%	#I/F I/O	03/25/2037	5,816,816
13,435,173	Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	9,267,959
3,491,182	Citi Mortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,380,501
1,815,227	Citi Mortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,321,511
30,078,840	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	30,499,221
6,456,458	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	5,662,220
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	5,549,250
5,934,586	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	4,167,029
2,854,522	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,167,648
7,340,111	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	5,378,657
3,743,321	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,424,738
21,162,946	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	12,154,271
2,056,601	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,376,923
2,172,485	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	2,083,586
2,669,818	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,391,643
9,039,846	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	5,857,481
98,132,873	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.41%	#	06/25/2037	74,046,012
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.02%	# ^	11/25/2038	11,099,930
4,242,196	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	4,341,463
3,825,388	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	4,021,367
205,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	10.87%	# ^	11/25/2036	145,549,999
32,604,576	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	33,535,274
171,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	9.32%	# ^	12/25/2036	114,142,500
149,981,242	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	3,441,320
151,506,267	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	9.04%	# ^	06/25/2037	108,039,119
9,347,001	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	9,405,485
12,662,431	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	12,664,760
57,145,145	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	47,709,053
14,309,922	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.75%	#	07/25/2035	9,764,633
29,216,091	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.75%	#I/F I/O	07/25/2035	3,541,575
4,498,031	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	4,391,328
10,498,053	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.61%	#I/F	07/25/2035	10,540,318
14,930,081	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.00%	#	08/25/2035	10,271,485
3,725,977	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,598,232
1,919,901	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.13%	#I/F	12/25/2035	3,047,595
2,669,209	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,912,375
38,740,230	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	27,755,728
6,903,351	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.05%	#	01/25/2036	4,391,418
17,367,402	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.45%	#I/F I/O	01/25/2036	2,306,486
142,662,392	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	100,523,417
3,688,359	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,596,151
8,021,847	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.73%	#I/F	02/25/2036	10,138,484
4,940,048	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,430,211
10,496,035	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	9,031,009
2,453,350	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.95%	#	10/25/2035	1,826,533
1,418,376	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	1,269,904
3,547,231	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	3,282,463
3,328,582	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	3,024,473
4,676,998	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.73%	#	11/25/2035	3,250,579
9,353,996	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.77%	#I/F I/O	11/25/2035	1,242,795
6,838,463	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	6,748,551
4,035,381	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.75%	#	04/25/2035	2,828,175
12,416,558	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.75%	#I/F I/O	04/25/2035	1,834,621
10,031,888	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	6,213,064
4,752,700	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,688,310
3,835,832	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.85%	#	07/25/2036	1,857,384
3,835,832	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.25%	#I/F I/O	07/25/2036	708,710
3,786,547	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,811,913
5,920,789	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	4,177,360
16,934,649	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.90%	#I/F I/O	06/25/2036	4,180,648
13,895,941	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	9,951,321
14,914,519	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.85%	#	06/25/2036	8,374,189
5,648,938	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,628,124
7,250,893	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,704,050
14,824,635	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	10,267,312
1,967,094	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.56%	#I/F	10/25/2036	3,283,805
1,204,887	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.30%	#I/F	10/25/2036	1,802,975
13,440,946	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	10,488,636
8,805,924	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.92%	#	11/25/2036	4,332,462
14,688,281	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.08%	#I/F I/O	11/25/2036	2,614,264
5,592,398	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,653,625
5,202,849	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,699,855
25,248,622	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.30%	#I/F I/O	01/25/2037	6,568,303
8,598,347	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.70%	#	01/25/2037	1,661,089
8,625,988	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	6,128,799
13,644,980	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.20%	#I/F I/O	01/25/2037	2,389,557
10,182,435	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.85%	#	02/25/2037	4,980,320
10,182,435	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.15%	#I/F I/O	02/25/2037	1,611,472
4,386,256	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,070,285
27,250,149	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	19,249,478
4,221,205	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,950,624
2,609,580	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.43%	#I/F	05/25/2037	4,798,997
26,996,576	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.70%	#	08/25/2037	11,391,907
7,817,534	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.54%	#I/F	08/25/2037	17,207,994
25,956,112	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.77%	#I/F	08/25/2037	41,692,303
4,306,613	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,277,630
2,382,076	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.53%	#I/F	08/25/2037	3,517,061
60,954,437	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	33,393,126
12,893,379	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.42%	#I/F	09/25/2037	17,420,205
48,014,803	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	32,947,926
22,383,471	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	8,191,869
15,905,508	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.40%	#I/F I/O	04/25/2037	2,485,315
15,905,509	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.80%	#	04/25/2037	7,527,863
1,111,688	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	38.73%	#I/F	05/25/2037	1,846,576
1,186,710	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.61%	#I/F	05/25/2037	2,083,894
1,642,070	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.75%	#	05/25/2037	782,363
1,642,070	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.25%	#I/F I/O	05/25/2037	229,068
44,978,524	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	28,917,750
4,681,790	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	3,086,934
5,371,138	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	4,697,321
25,189,847	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	5.52%	#	03/25/2047	24,058,810
6,185,551	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.07%	#	11/25/2033	5,482,071
3,519,561	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	04/25/2036	2,595,431
2,818,579	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.44%	#	06/25/2036	2,580,385
8,695,542	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	8,975,808
10,333,786	Countrywide Home Loans, Series 2004-R2	0.67%	# ^	11/25/2034	8,200,800
10,455,481	Countrywide Home Loans, Series 2004-R2	5.70%	# ^ I/O	11/25/2034	1,816,906
12,875,586	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	11,784,747
42,921,889	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	38,690,993
3,505,863	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	3,044,686
6,674,229	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	5,779,171
58,266,538	Countrywide Home Loans, Series 2005-HYB1-4A1	2.79%	#	03/25/2035	42,067,887
5,510,494	Countrywide Home Loans, Series 2005-HYB8-1A1	2.85%	#	12/20/2035	3,887,805
13,597,271	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	11,418,668
9,700,000	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	8,798,846
3,118,403	Countrywide Home Loans, Series 2005-R1-1AF1	0.61%	# ^	03/25/2035	2,455,265
3,157,787	Countrywide Home Loans, Series 2005-R1-1AS	5.69%	# ^ I/O	03/25/2035	607,853
5,969,485	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	5,643,154
2,782,249	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	2,366,422
12,079,490	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	10,479,133
3,248,284	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	2,859,206
39,153,448	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	33,958,628
11,736,866	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	10,136,075
24,518,563	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	20,261,221
6,801,481	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	5,947,154
64,022,657	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	45,170,353
2,994,125	Countrywide Home Loans, Series 2007-J3-A1	0.75%	#	07/25/2037	1,639,510
14,970,625	Countrywide Home Loans, Series 2007-J3-A2	5.25%	#I/F I/O	07/25/2037	2,532,438
7,188,130	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,991,080
5,161,723	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	3,244,419
16,477,562	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	9,888,621
521,602	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.70%	#	09/25/2034	514,608
6,447,287	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,952,007
1,913,288	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,470,621
15,091,166	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	7,813,421
2,379,632	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-5-2A11	5.00%		07/25/2035	2,373,059
16,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	15,415,776
8,449,121	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	6,850,383
37,610,683	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	25,915,340
6,093,282	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,746,229
7,354,135	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.95%	#	03/25/2036	3,669,717
41,106,231	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.05%	#I/F I/O	03/25/2036	8,045,908
23,173,200	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	15,888,252
6,940,977	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	6,079,990
13,033,668	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	11,066,790
9,246,751	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	5,899,890
33,121,618	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	14,502,516
32,031,201	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	27,724,782
26,699,256	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	17,400,853
16,298,089	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	6,334,342
1,091,781	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	882,410
3,301,996	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	2,988,059
9,429,267	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	8,792,735
11,176,490	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	10,417,640
4,601,922	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.43%	#I/F	11/25/2036	7,035,827
15,393,035	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	9,081,067
29,985,771	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	24,382,375
17,862,649	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	14,049,375
3,075,070	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	3,033,480
10,865,252	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	9,832,254
45,782,736	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	44,681,158
34,950,109	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	32,757,392
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.90%	# ^	07/20/2035	3,931,002
6,530,829	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	6,745,452
62,896,618	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	7.88%	# ^	03/26/2037	36,189,990
97,400,000	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	9.29%	# ^	06/26/2037	66,669,764
48,088,546	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	9.29%	# ^	06/26/2037	33,359,818
10,826,465	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	10,898,602
34,140,968	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	8.05%	# ^	04/26/2037	22,130,056
1,303,959	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	5.16%	#	07/25/2035	1,199,689
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,589,444
40,759,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	30,152,489
3,626,687	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.13%	#I/F	11/25/2035	6,162,796
3,168,590	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.45%	#	11/25/2035	1,501,045
9,563,148	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.05%	#I/F I/O	11/25/2035	787,305
2,316,478	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,530,665
4,723,217	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,781,519
4,698,557	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,747,474
6,938,276	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,057,192
13,851,383	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,081,250
24,745,628	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.43%	#	04/25/2036	21,826,584
3,856,899	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A2	0.41%	#	08/25/2037	3,727,621
135,830,817	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.46%	#	08/25/2037	84,432,096
40,898,970	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.79%	# ^I/F	04/15/2036	43,649,548
11,897,767	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.77%	# ^I/F	04/15/2036	13,338,527
19,504,786	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.14%	# ^I/F	04/15/2036	22,544,012
926,206	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.62%	# ^I/F	04/15/2036	1,087,447
8,014,992	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.23%	# ^I/F	04/15/2036	7,989,720
132,680,114	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.79%	# ^I/F	04/15/2036	142,963,883
2,481,517	Ellington Loan Acquisition Trust, Series 2007-1-A2A2	1.05%	# ^	05/27/2037	2,441,327
21,088,692	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1-2A3	0.49%	#	01/25/2036	19,241,491
21,404,508	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.60%	#	05/25/2035	14,286,118
3,555,421	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	3,423,865
9,233,896	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	7,055,237
1,006,862	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.00%	#	04/25/2036	935,667
6,318,027	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	4,758,400
1,798,268	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,316,352
20,577,439	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	17,450,748
2,573,448	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,858,059
2,704,140	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,730,482
3,922,308	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,510,034
515,417	First Horizon Asset Securities, Inc., Series 2005-6-1A1	5.50%		11/25/2035	519,915
18,051,732	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	15,201,075
991,299	GMAC Mortgage Corporation Loan Trust, Series 2004-J2-A6	16.29%	#I/F	06/25/2034	1,031,551
2,751,873	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	2,408,750
1,563,279	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	1,422,995
41,698,189	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	39,474,821
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	38,627,409
15,463,301	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,318,970
11,067,350	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	5,951,733
21,870,863	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	11,592,509
3,592,185	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,981,427
7,447,646	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,782,153
240,382	GSAA Home Equity Trust, Series 2006-4-4A1	0.35%	#	03/25/2036	239,387
15,774,649	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	11,466,261
6,884,936	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,408,717
26,034,958	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.60%	# ^	03/25/2035	21,650,177
26,034,958	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.21%	# ^ I/O	03/25/2035	3,690,403
14,487,770	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.60%	# ^	09/25/2035	11,409,575
14,487,770	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	5.07%	# ^ I/O	09/25/2035	2,206,031
55,496,276	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.95%	# ^ I/O	01/25/2036	9,256,030
55,496,276	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.60%	# ^	01/25/2036	44,382,648
13,116,011	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	13,114,719
2,464,116	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	2,421,447
26,729,401	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.65%	#I/F I/O	07/25/2035	5,250,496
2,619,834	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.75%	#	07/25/2035	2,276,969
2,718,666	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.75%	#	09/25/2035	2,301,080
8,690,938	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	7,681,807
10,525,372	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	10,428,949
3,779,033	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	3,415,163
8,587,200	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	7,093,714
41,063,259	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	35,300,318
42,424,342	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	36,103,985
19,571,693	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	16,070,523
38,482,251	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	34,743,893
795,915	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	757,241
13,824,078	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.44%	#	08/25/2046	11,296,649
16,910,299	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	16,181,972
12,417,797	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	11,010,544
113,275,163	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	97,367,196
6,448,222	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.95%	#	12/19/2035	4,546,358
2,754,603	Home Equity Asset Trust, Series 2003-3-M1	1.54%	#	08/25/2033	2,121,846
4,924,955	Home Equity Asset Trust, Series 2004-7-M2	1.24%	#	01/25/2035	4,079,635
3,645,502	Homebanc Mortgage Trust, Series 2005-1-M2	0.74%	#	03/25/2035	2,339,215
57,713,515	Homebanc Mortgage Trust, Series 2005-3-A1	0.49%	#	07/25/2035	41,830,958
7,222,090	Homebanc Mortgage Trust, Series 2006-1-3A1	5.53%	#	04/25/2037	5,739,619
5,097,386	HSBC Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	4,671,337
92,834,400	HSBC Asset Loan Obligation, Series 2007-2-3A6	6.00%		09/25/2037	81,732,009
14,148,873	HSBC Asset Loan Obligation, Series 2007-AR1-3A1	6.11%	#	01/25/2037	10,590,056
2,522,913	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	2,577,828
52,567,060	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.78%	#	12/25/2036	34,029,943
17,811,140	Indymac Mortgage Loan Trust, Series 2007-A-1	6.00%		08/25/2037	14,784,288
13,039,146	Indymac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	10,823,254
1,305,080	Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	999,949
38,488,432	Indymac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	19,939,202
11,654,000	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	12,344,657
2,504,994	Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	2,628,896
29,381,664	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	22,451,866
9,419,135	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	7,197,589
9,233,672	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	6,275,240
6,500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	3,420,817
14,745,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	12,514,782
16,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	8,790,112
6,187,549	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,143,761
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.64%	#	11/25/2036	11,325,195
6,091,659	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	6,051,283
6,385,011	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	5,105,563
20,294,978	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	16,855,294
10,040,000	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	8,412,476
21,173,532	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.63%	#	01/25/2037	13,115,976
21,173,532	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.37%	#I/F I/O	01/25/2037	4,197,822
5,865,336	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.86%	#	04/25/2037	4,341,522
28,140,281	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	22,229,851
3,625,003	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	2,906,312
19,521,533	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	16,649,750
22,263,666	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	18,951,946
13,774,606	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	13,077,376
26,951,065	JP Morgan Research Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	12,801,756
20,452,000	JP Morgan Research Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	9,900,455
9,000,255	JP Morgan Research Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	9,072,694
8,662,120	JP Morgan Research Trust, Series 2012-2-3A3	2.38%	# ^	10/26/2036	8,572,034
9,040,847	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	6,851,095
16,180,340	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	15,178,114
2,108,852	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	2,012,245
8,095,362	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	7,145,011
4,611,518	Lehman Mortgage Trust, Series 2006-1-1A1	1.00%	#	02/25/2036	2,620,786
13,834,555	Lehman Mortgage Trust, Series 2006-1-1A2	4.50%	#I/F I/O	02/25/2036	1,878,553
7,253,956	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	6,234,122
9,701,431	Lehman Mortgage Trust, Series 2006-4-1A3	5.15%	#I/F I/O	08/25/2036	1,307,869
6,166,020	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,397,072
14,409,093	Lehman Mortgage Trust, Series 2006-5-2A1	0.60%	#	09/25/2036	4,971,137
30,013,985	Lehman Mortgage Trust, Series 2006-5-2A2	6.90%	#I/F I/O	09/25/2036	7,768,295
27,110,548	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	17,477,927
7,017,557	Lehman Mortgage Trust, Series 2006-7-2A2	0.70%	#	11/25/2036	2,788,507
20,768,659	Lehman Mortgage Trust, Series 2006-7-2A5	6.30%	#I/F I/O	11/25/2036	4,763,884
7,316,036	Lehman Mortgage Trust, Series 2006-9-1A19	29.55%	#I/F	01/25/2037	10,796,417
8,127,541	Lehman Mortgage Trust, Series 2006-9-1A5	0.85%	#	01/25/2037	3,996,539
24,141,599	Lehman Mortgage Trust, Series 2006-9-1A6	4.90%	#I/F I/O	01/25/2037	5,049,734
9,254,640	Lehman Mortgage Trust, Series 2006-9-2A1	0.63%	#	01/25/2037	3,638,725
20,215,353	Lehman Mortgage Trust, Series 2006-9-2A2	6.37%	#I/F I/O	01/25/2037	5,085,041
22,537,857	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	20,093,807
6,454,720	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	4,376,245
6,189,968	Lehman Mortgage Trust, Series 2007-4-2A11	0.58%	#	05/25/2037	2,005,939
21,107,856	Lehman Mortgage Trust, Series 2007-4-2A8	6.42%	#I/F I/O	05/25/2037	5,994,884
2,368,235	Lehman Mortgage Trust, Series 2007-4-2A9	0.58%	#	05/25/2037	1,106,515
31,994,974	Lehman Mortgage Trust, Series 2007-5-11A1	5.91%	#	06/25/2037	20,892,718
4,838,873	Lehman Mortgage Trust, Series 2007-5-4A3	38.61%	#I/F	08/25/2036	7,751,874
1,769,182	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,572,323
1,706,847	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,463,470
3,672,537	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,690,080
16,500,000	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	10,392,410
4,019,302	Lehman XS Trust, Series 2006-11-2A1	0.38%	#	06/25/2046	3,700,115
6,520,776	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	5,583,750
7,858,727	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.60%	#	03/25/2035	5,103,756
10,931,674	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.73%	#	07/25/2035	8,392,372
3,737,249	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	3,559,812
2,429,038	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	2,374,860
10,960,067	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	8,663,697
5,710,900	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	4,275,265
14,106,029	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	11,866,386
12,349,740	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	10,166,065
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.37%	#	12/25/2032	3,418,076
9,513,123	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.44%	#	01/25/2036	8,156,913
1,060,654	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	1,059,262
1,256,663	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	1,094,054
11,429,930	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	10,070,712
1,489,447	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,348,890
3,885,521	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.65%	#	10/25/2032	3,216,502
7,141,166	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	6,113,781
18,217,506	MLCC Mortgage Investors Inc., Series 2006-3-1A	2.66%	#	10/25/2036	15,206,845
1,868,421	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.17%	#	06/25/2033	1,373,587
5,195,002	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.95%	#	12/25/2035	3,240,559
2,245,515	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.53%	#	11/25/2035	1,857,220
7,828,828	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,586,938
22,894,880	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	15,283,133
11,619,597	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	7,255,619
3,504,560	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,998,097
1,691,419	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,443,679
76,280,330	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.66%	#	06/25/2036	52,097,139
6,080,052	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,153,609
6,227,850	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,143,585
8,629,448	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	5,609,901
5,375,751	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,652,936
4,045,652	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,224,091
3,180,000	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,690,118
12,223,783	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,263,616
7,149,760	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,357,968
5,538,721	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	5,618,692
8,464,206	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.33%	# ^	08/26/2036	4,782,277
68,268,173	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	8.30%	# ^	11/26/2036	48,129,062
10,342,349	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	9,644,240
51,029,021	MSDWCC Heloc Trust, Series 2007-1-A	0.35%	#	12/25/2031	39,428,288
1,937,660	New York Mortgage Trust, Series 2005-2-A	0.58%	#	08/25/2035	1,786,429
60,860,619	Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.43%	#	03/25/2036	58,297,961
2,594,026	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,413,725
21,917,876	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	10,955,705
4,454,104	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,249,933
21,993,667	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	13,380,342
4,773,565	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,936,012
2,370,514	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,321,412
23,143,158	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	10,785,036
4,271,151	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,021,092
21,288,401	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	10,021,142
1,411,642	Option One Mortgage Loan Trust, Series 2002-2-A	0.79%	#	06/25/2032	1,125,123
2,269,719	Option One Mortgage Loan Trust, Series 2004-3-M3	0.90%	#	11/25/2034	1,810,776
2,451,535	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,891,103
49,330,872	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.44%	#	07/25/2037	36,680,932
1,492,245	Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	5.33%	#	11/25/2035	1,363,340
4,896,225	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	4,721,495
5,641,158	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	4,964,066
70,436,474	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	56,524,848
1,984,356	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,267,366
11,300,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	5,522,864
22,252,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	11,261,615
18,490,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	7,527,066
10,000,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	4,437,825
15,217,225	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	14,346,579
1,421,925	Residential Accredit Loans, Inc., Series 2005-QS12-A11	48.45%	#I/F	08/25/2035	2,621,805
6,421,736	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	5,296,073
11,128,991	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.95%	#	09/25/2035	6,709,429
45,628,864	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.80%	#I/F I/O	09/25/2035	7,681,916
19,898,871	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	13,412,645
9,986,231	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	6,448,199
10,269,122	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	7,836,146
10,945,740	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.95%	#	11/25/2035	6,575,960
10,943,848	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.55%	#I/F I/O	11/25/2035	1,450,328
5,020,042	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,932,191
3,574,021	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,677,272
14,948,105	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	11,197,513
10,624,642	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.10%	#	12/25/2035	6,159,408
10,624,642	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.90%	#I/F I/O	12/25/2035	1,605,692
8,548,916	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	6,403,929
6,435,766	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	6,061,498
4,827,971	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	3,805,783
4,119,046	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.75%	#	06/25/2035	3,074,344
10,297,614	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.75%	#I/F I/O	06/25/2035	1,576,735
4,093,813	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,679,923
4,327,219	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,623,636
10,540,524	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	6,760,771
16,724,560	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	11,099,572
8,758,194	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,737,160
3,253,562	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	2,221,788
11,569,150	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	7,900,324
3,377,164	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,306,193
3,649,425	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,492,114
1,444,146	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	986,176
8,037,976	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	5,193,336
44,655,517	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	28,851,930
4,561,272	Residential Accredit Loans, Inc., Series 2006-QS1-A6	40.98%	#I/F	01/25/2036	7,091,844
31,750,703	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	22,883,763
6,519,816	Residential Accredit Loans, Inc., Series 2006-QS4-A8	1.34%	#	04/25/2036	4,014,750
19,661,420	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	12,239,431
25,211,505	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	16,727,027
43,720,431	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.30%	#I/F I/O	08/25/2036	7,498,229
15,142,538	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.05%	#I/F I/O	07/25/2036	2,407,467
13,458,331	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	9,094,326
44,671,850	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.20%	#I/F I/O	01/25/2037	8,012,030
4,531,285	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,985,392
11,601,337	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	8,000,259
1,955,555	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,316,361
72,779,536	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	47,749,125
11,605,151	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	7,481,707
9,094,169	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	6,000,501
3,751,715	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.55%	#	03/25/2037	1,769,339
12,460,305	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.45%	#I/F I/O	03/25/2037	3,041,112
10,119,521	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	6,251,603
3,253,721	Residential Accredit Loans, Inc., Series 2007-QS6-A13	52.96%	#I/F	04/25/2037	7,412,081
14,490,361	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	8,951,566
23,093,159	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	14,757,036
1,594,971	Residential Accredit Loans, Inc., Series 2007-QS6-A77	53.79%	#I/F	04/25/2037	3,271,711
15,700,248	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	8,841,948
13,162,348	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	8,144,854
821,781	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	834,795
4,999,052	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	4,118,906
10,503,486	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	9,394,675
1,609,743	Residential Asset Mortgage Products, Inc., Series 2004-RS8-AI4	5.06%	#	06/25/2032	1,581,461
1,753,933	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,562,877
2,417,922	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	2,054,482
4,106,529	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,255,701
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	5,597,336
11,836,711	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.42%	#	09/25/2036	8,986,804
889,603	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	780,283
3,744,710	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	3,260,221
6,775,407	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.49%	#	11/25/2035	6,221,115
2,543,577	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.40%	#	06/25/2036	2,370,616
10,874,846	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	5,826,655
9,573,881	Residential Asset Securitization Trust, Series 2005-A12-A7	4.75%	#I/F I/O	11/25/2035	1,378,112
7,334,027	Residential Asset Securitization Trust, Series 2005-A12-A8	0.80%	#	11/25/2035	4,906,482
8,459,981	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	6,178,764
6,412,944	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	5,576,965
11,296,577	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	9,541,851
11,761,148	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.75%	#I/F I/O	07/25/2035	1,899,502
10,275,401	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	6,664,594
1,919,416	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,408,788
14,538,430	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	9,745,807
15,102,077	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	9,912,815
28,889,499	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	20,774,641
23,415,382	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.70%	#	12/25/2036	6,297,298
51,674,235	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.30%	#I/F I/O	12/25/2036	12,531,751
14,834,350	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	10,579,754
1,878,264	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,268,437
8,736,063	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	6,427,131
11,830,998	Residential Asset Securitization Trust, Series 2006-R1-A1	27.42%	#I/F	01/25/2046	15,609,333
80,281,574	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	61,192,382
2,004,350	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.50%	#I/F	04/25/2037	3,653,228
32,730,040	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.85%	#I/F I/O	05/25/2037	7,093,172
8,452,829	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.65%	#	05/25/2037	1,955,913
4,299,060	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	3,312,903
8,399,744	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	6,472,935
16,616,140	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	12,046,627
13,558,719	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	13,970,192
28,128,896	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	27,185,931
2,126,213	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,903,221
26,969,754	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	23,610,887
763,558	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	628,768
15,426,717	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	12,510,226
12,950,255	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	11,122,378
14,589,888	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	12,530,583
27,237,652	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	23,393,166
4,256,337	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	3,655,572
11,801,251	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	9,555,485
3,773,264	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	3,098,242
88,459,503	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	76,608,672
14,884,718	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	12,364,802
28,867,652	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	23,316,244
14,545,763	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.96%	#	02/25/2037	11,953,089
679,831	Sequoia Mortgage Trust, Series 2003-4-2A1	0.59%	#	07/20/2033	604,516
2,881,825	Soundview Home Equity Loan Trust, Series 2007-1-2A1	0.34%	#	03/25/2037	2,739,982
27,990,236	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.31%	#	09/25/2034	26,647,306
6,379,049	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.64%	#	02/25/2036	4,255,301
895,857	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.04%	#	06/25/2033	910,153
7,218,490	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.67%	#	07/25/2033	6,655,066
38,040,559	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	38,362,724
8,629,261	Structured Asset Securities Corporation, Series 20034-15-2A1	4.75%		09/25/2019	8,785,830
14,971,442	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	15,579,537
31,142,642	Structured Asset Securities Corporation, Series 2004-22-A2	4.86%	#	01/25/2035	31,012,107
52,322,684	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	50,029,668
12,245,804	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	12,300,451
13,047,103	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	10,459,804
7,155,932	Structured Asset Securities Corporation, Series 2005-14-1A1	0.55%	#	07/25/2035	6,259,043
2,241,204	Structured Asset Securities Corporation, Series 2005-14-1A4	23.43%	#I/F	07/25/2035	2,747,215
82,187,753	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	77,385,071
8,455,324	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	8,173,127
12,500,000	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	10,733,406
18,103,561	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3-1A1	3.14%	#	06/25/2037	13,157,062
2,194,920	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,690,556
4,139,774	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,481,651
2,596,484	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.25%	#	12/25/2033	2,049,156
20,333,123	Thornburg Mortgage Securities Trust, Series 2004-4-5A	4.82%	#	12/25/2044	19,153,721
34,489,917	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.37%	#	03/25/2037	25,169,276
11,405,241	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	5.80%	#	03/25/2037	8,880,343
12,951,779	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	10,367,439
7,420,465	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	6,263,514
2,517,898	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	47.90%	#I/F	07/25/2035	5,197,552
8,153,571	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.85%	#	07/25/2035	4,860,454
5,360,528	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	4,726,965
2,715,207	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,904,694
7,741,463	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,323,035
6,572,019	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14-1A1	2.45%	#	12/25/2035	6,449,352
12,902,749	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	9,560,976
6,359,656	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	4,712,524
5,450,892	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	4,039,127
6,311,752	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	4,090,407
11,274,998	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,348,156
20,480,141	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	11,626,781
9,738,126	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,527,791
6,862,449	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	4,059,056
24,123,096	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.51%	#	09/25/2036	17,002,561
3,740,942	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	5.39%	#	08/25/2036	3,177,317
26,912,528	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	21,439,785
1,128,191	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.01%	#I/F	06/25/2037	1,836,018
28,204,771	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	20,290,498
50,913,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.76%	#	03/25/2037	41,193,528
49,616,517	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.54%	#	05/25/2037	34,901,970
45,810,588	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	5.27%	#	06/25/2037	32,794,930
5,381,450	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	3,843,332
20,373,161	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	14,550,135
169,049,894	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	139,792,598
21,897,128	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.60%	#	06/25/2037	9,689,950
32,257,861	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.40%	#I/F I/O	06/25/2037	5,797,786
2,398,188	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,965,759
23,275,198	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	15,212,250
284,296,172	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	257,894,297
3,755,414	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	3,729,751
45,181,097	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.63%	#	11/25/2034	43,983,346
31,715,896	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	30,602,288
1,844,156	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	22.91%	#I/F	04/25/2035	2,326,394
9,434,916	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	9,233,556
7,159,590	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.66%	#	10/25/2035	3,170,896
23,423,963	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	21,377,165
24,630,508	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	22,587,715
30,927,970	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	28,627,269
303,973	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.71%	#I/F	03/25/2036	345,016
5,754,093	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	5,557,380
5,513,493	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	5,055,922
3,324,591	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	3,354,612
963,603	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	903,165
13,793,946	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.65%	#	05/25/2036	9,007,564
13,793,946	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.85%	#I/F I/O	05/25/2036	2,456,364
6,331,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	3,827,918
6,331,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	1,093,192
30,562,445	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.78%	#	09/25/2036	22,623,697
14,427,826	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.63%	#	09/25/2036	10,478,093
19,804,821	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.61%	#	04/25/2036	18,665,440
6,678,837	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	6,457,016
10,846,420	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	9,942,989
10,091,924	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	9,522,386
84,430,226	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	80,786,682
75,424,988	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	69,741,225
4,365,077	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	4,001,818
9,831,307	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	9,090,455
6,041,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	6,019,450
7,176,308	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	6,446,141
7,685,488	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	7,007,832
28,709,535	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	26,262,478
6,953,241	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.48%	#I/F	05/25/2037	9,204,255
2,422,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	2,159,949
78,423,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	70,703,118
9,955,450	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	9,421,205
7,404,027	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.75%	#	06/25/2037	5,337,900
19,910,899	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	18,499,923
8,563,315	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.75%	#	06/25/2037	6,173,683
3,863,061	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	37.53%	#I/F	06/25/2037	6,897,313
5,450,432	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.62%	#	07/25/2037	4,163,762
5,450,432	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.31%	#I/F	07/25/2037	9,723,822
4,542,027	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	4,213,245
61,267,411	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	55,739,314
5,304,191	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	5,198,447
12,340,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	12,297,532
140,989,790	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	140,393,544
54,139,049	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	54,443,852
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $8,491,981,838)					8,330,020,324

Non-Agency Commercial Mortgage-Backed Obligations - 3.3%
5,303,000	Banc of America Commercial Mortgage, Inc., Series 2002-2-G	5.85%	^	07/11/2043	5,325,601
236,917,192	Banc of America Commercial Mortgage, Inc., Series 2005-4-XP	0.21%	# I/O	07/10/2045	150,916
255,498,198	Banc of America Commercial Mortgage, Inc., Series 2006-1-XP	0.17%	# I/O	09/10/2045	353,610
19,741,000	Banc of America Commercial Mortgage, Inc., Series 2006-4-AM	5.68%		07/10/2046	21,053,994
108,440,121	Banc of America Commercial Mortgage, Inc., Series 2006-4-XP	0.41%	# I/O	07/10/2046	532,875
333,290,020	Banc of America Commercial Mortgage, Inc., Series 2007-5-XW	0.41%	# ^ I/O	02/10/2051	4,856,536
1,908,902	BCRR Trust, Series 2010-LEAF-32A	4.23%	^	12/22/2032	1,901,009
1,322,764	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	1,333,015
2,324,510	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	2,329,800
19,175,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	20,039,447
10,370,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	11,083,949
38,525,969	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5-X2	0.86%	# I/O	07/11/2042	95,776
101,324,329	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6-X2	0.66%	# I/O	11/11/2041	317,652
16,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	17,407,739
88,613,939	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16-X2	0.77%	# I/O	02/13/2046	269,475
19,890,951	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-X2	0.22%	# I/O	02/11/2041	37,156
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	20,366,571
10,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AM	5.90%	#	06/11/2050	10,594,405
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.93%	# ^	06/11/2050	10,458,398
13,479,931	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28-A2	5.59%		09/11/2042	13,508,293
16,103,763	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	16,184,282
770,338	CD Commercial Mortgage Trust, Series 2005-CD1-A2FL	0.36%	#	07/15/2044	769,960
6,409,054	CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.51%	#	01/15/2046	6,575,590
37,500,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	39,149,231
4,917,296	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	5,163,828
532,097,515	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.32%	# ^ I/O	11/15/2044	2,524,803
14,503,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	15,359,554
7,927,679	Citigroup Commercial Mortgage Trust, Series 2006-C4-ASB	5.92%	#	03/15/2049	8,364,566
7,000,000	Citigroup Commercial Mortgage Trust, Series 2009-RR1-CA4B	5.32%	# ^	12/17/2049	7,239,491
15,673,854	Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	^	09/15/2030	16,128,271
97,213,060	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.54%	# ^ I/O	12/10/2044	15,380,905
286,172,126	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5-XC	0.32%	# ^ I/O	05/10/2043	2,773,866
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A-A2FX	5.45%	^	02/05/2019	2,491,054
1,227,861	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.81%	#	12/10/2049	1,227,683
3,050,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	3,297,125
7,887,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-F	6.56%	^	02/15/2034	7,727,127
1,235,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	1,195,359
46,437	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKN2-A3	6.13%		04/15/2037	46,552
5,152,598	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKS4-A2	5.18%		11/15/2036	5,156,674
3,994,752	Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-CPN1-A2	4.60%		03/15/2035	4,044,538
57,164,307	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C4-ASP	0.38%	# ^ I/O	08/15/2038	18,864
3,469,710	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.41%	# ^	10/15/2021	3,250,762
5,963,456	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-SVA1	0.47%	# ^	10/15/2021	5,687,473
1,357,495,400	Credit Suisse Mortgage Capital Certificates, Series 2007-C1-ASP	0.57%	# I/O	02/15/2040	8,830,508
1,522,256	Crest Ltd., Series 2003-2A-A1	0.94%	# ^	12/28/2018	1,415,699
204,754,098	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	14,911,934
1,102,689	DLJ Commercial Mortgage Corporation, Series 1998-CF1-B4	7.60%	# ^	02/15/2031	1,121,761
3,683,906	DLJ Commercial Mortgage Corporation, Series 2000-CKP1-B1	7.76%	#	11/10/2033	3,696,142
53,144,555	Extended Stay American Trust, Series 2010-ESHA-A	2.95%	^	11/05/2027	53,684,104
283,376,188	Extended Stay American Trust, Series 2010-ESHA-XA1	3.13%	# ^ I/O	01/05/2013	3,839,747
102,500,000	Extended Stay American Trust, Series 2010-ESHA-XB1	1.17%	# ^ I/O	01/05/2016	549,708
1,500,000	First Union Commercial Mortgage Securities, Inc., Series 2001-C1-F	6.84%		03/15/2033	1,501,784
4,150,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	4,233,162
7,000,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.32%	#	07/10/2039	7,359,125
7,860,223	GE Capital Commercial Mortgage Corporation, Series 2007-C1-AAB	5.48%		12/10/2049	8,195,441
3,972,068	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1-D	7.03%	#	04/15/2034	3,959,236
3,500,000	GMAC Commercial Mortgage Securities, Inc., Series 2003-C2-E	5.47%	#	05/10/2040	3,604,799
69,599	GMAC Commercial Mortgage Securities, Inc., Series 2003-C3-A3	4.65%		04/10/2040	69,914
4,935,838	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	4,946,761
23,800,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	18,875,328
6,575,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-B	5.03%		01/05/2036	6,775,123
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-C	5.07%	#	01/05/2036	4,102,226
7,936,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.55%	# ^	11/05/2019	7,834,673
6,500,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.72%	# ^	11/05/2019	5,896,904
7,000,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.87%	#	07/10/2038	7,334,177
212,213,693	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.07%	# ^ I/O	04/10/2038	389,412
36,188,445	GS Mortgage Securities Corporation II, Series 2011-GC3-X	1.15%	# ^ I/O	03/10/2044	1,938,705
118,172,149	GS Mortgage Securities Corporation II, Series 2012-GC6-XA	2.21%	# ^ I/O	01/10/2045	16,571,989
4,500,000	GS Mortgage Securities Corporation II, Series 2012-GCJ7-A1	1.14%		05/10/2045	4,518,369
670,074	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-C1-F	6.80%	# ^	10/12/2035	677,491
3,792,591	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	3,802,632
1,814,981	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIBC-F	7.73%	#	03/15/2033	1,846,834
3,016,365	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-CIB5-A2	5.16%		10/12/2037	3,032,495
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.20%	#	10/15/2037	2,008,116
1,125,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,128,031
1,292,530	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	1,333,286
29,447,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	29,581,426
24,052,961	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.71%	# ^ I/O	01/12/2037	350,716
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	5,314,990
256,052,501	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP3-X2	0.30%	# I/O	08/15/2042	75,279
112,748,600	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.15%	# ^ I/O	10/15/2042	788,225
306,356,627	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-X2	0.04%	# I/O	12/12/2044	157,467
338,005,296	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.50%	# I/O	05/12/2045	2,003,695
2,885,662	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-FL1-AG	0.71%	# ^	02/15/2020	2,461,558
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.06%	#	04/15/2045	10,501,664
167,340,690	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	3,043,927
10,600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	11,557,413
185,977,998	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.26%	# I/O	06/12/2047	2,233,968
2,883,145	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-ASB	5.69%		02/12/2051	3,127,504
1,356,542,726	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.16%	# ^ I/O	02/12/2051	13,621,724
15,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-A	2.60%	# ^	07/15/2028	14,993,220
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	4,960,695
4,556,566	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	4,618,214
232,029,680	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.21%	# I/O	05/15/2045	28,429,205
202,990,100	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	# I/O	06/16/2045	23,196,897
242,291	JP Morgan Commercial Mortgage Finance Corporation, Series 1997-C5-F	7.56%		09/15/2029	243,501
565,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2-A4	4.37%		03/15/2036	591,437
5,614,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7-B	4.84%	#	10/15/2036	5,910,492
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,637,202
53,494,286	LB-UBS Commercial Mortgage Trust, Series 2005-C5-XCP	0.61%	# I/O	09/15/2040	34,450
20,000,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	20,256,100
11,954,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AJ	5.41%		11/15/2038	7,696,254
177,251,739	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.33%	# ^ I/O	11/15/2038	2,493,755
731,649,797	LB-UBS Commercial Mortgage Trust, Series 2007-C7-XCL	0.18%	# ^ I/O	09/15/2045	6,691,669
1,627,017	LNR Ltd., Series 2002-1A-A	0.72%	# ^	07/24/2022	1,610,747
202,145,922	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.69%	# I/O	11/15/2026	5,231,536
19,000,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	19,866,704
10,000,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	10,696,900
313,170,147	Merrill Lynch Mortgage Trust, Series 2005-MCP1-XP	0.65%	# I/O	06/12/2043	2,091,037
1,740,116	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.36%	#	12/12/2049	1,734,036
1,485,000	Morgan Stanley Capital, Inc., Series 1999-LIFE-G	6.96%	# ^	04/15/2033	1,484,951
4,855,324	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	5,005,960
169,436,158	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.51%	# ^ I/O	04/14/2040	191,802
10,894	Morgan Stanley Capital, Inc., Series 2004-IQ8-A4	4.90%		06/15/2040	10,883
3,326,492	Morgan Stanley Capital, Inc., Series 2005-IQ10-AAB	5.18%	#	09/15/2042	3,441,589
361,112,836	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.14%	# ^ I/O	11/12/2041	6,364,614
8,804,692	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.49%	#	04/12/2049	8,454,530
17,609,385	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.78%	#	04/12/2049	18,051,468
481,753,484	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	3,720,100
10,000,000	Morgan Stanley Capital, Inc., Series 2008-T29-AAB	6.28%	#	01/11/2043	10,988,285
3,982,158	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	3,982,158
20,331,000	Nomura Asset Securities Corporation, Series 1998-D6-A2	7.33%	#	03/15/2030	20,766,287
4,115,000	Nomura Asset Securities Corporation, Series 1998-D6-A3	7.54%	#	03/15/2030	4,261,206
1,447,530	Prudential Commercial Mortgage Trust, Series 2003-PWR1-A1	3.67%		02/11/2036	1,453,368
866,697	Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK-F	7.88%	# ^	05/10/2034	865,347
3,000,000	Salomon Brothers Mortgage Securities, Series 2000-C3-F	7.60%	#	12/18/2033	2,961,773
16,746,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.62%	#	08/15/2039	17,590,593
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.49%	#	12/15/2044	6,223,259
8,732,289	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-AM	5.47%	#	01/15/2045	9,457,257
1,921,367	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	1,931,207
90,486,676	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	1.04%	# ^ I/O	06/15/2044	3,680,817
120,256,403	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.69%	# ^ I/O	04/15/2045	17,849,838
Total Non-Agency Commercial Mortgage-Backed Obligations (Cost $927,459,796)					921,300,290

US Government / Agency Mortgage Backed Securities - 47.0%
43,098,022	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	46,115,118
134,859,570	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	142,731,706
128,441,038	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	138,851,966
39,238,898	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	42,186,469
106,258,529	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	115,639,743
79,036,610	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	86,875,968
142,612,745	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	156,535,160
173,164,435	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	190,069,426
46,905,313	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	49,208,882
26,964,144	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	28,288,381
54,546,273	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	56,801,303
39,910,853	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	42,091,974
1,287,243	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,395,112
10,168,301	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	11,270,678
4,739,793	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	5,305,768
2,530,219	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,753,092
13,185,583	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	14,466,014
11,580,526	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	13,770,842
20,354,016	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	22,810,312
25,971,863	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	29,240,146
20,790,174	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	23,429,079
55,534,328	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	62,294,321
6,395,297	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.41%	#I/F I/O	03/15/2035	775,535
21,356,548	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.26%	#I/F I/O	07/15/2035	4,187,541
92,299	Federal Home Loan Mortgage Corporation, Series 3014-SJ	10.90%	#I/F	08/15/2035	92,952
15,439,256	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.86%	#I/F I/O	09/15/2035	2,529,602
4,346,240	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.49%	#I/F I/O	10/15/2035	783,131
24,064,816	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	27,463,083
6,177,402	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	6,785,736
7,406,107	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	8,716,150
4,030,260	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	4,494,439
5,546,955	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,283,335
18,023,712	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.26%	#I/F I/O	08/15/2036	2,878,648
18,997,410	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	21,768,903
30,101,531	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	34,492,980
20,311,228	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.19%	#I/F I/O	01/15/2037	3,424,566
45,303,912	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	49,568,156
37,426,503	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.84%	#I/F I/O	02/15/2037	5,032,383
13,555,944	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	15,954,285
85,808,639	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.41%	#I/F I/O	06/15/2037	11,765,943
3,206,473	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,723,236
44,799,842	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.81%	#I/F I/O	08/15/2037	6,369,951
3,299,196	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,895,809
11,468,295	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	13,056,229
38,241,842	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.94%	#I/F I/O	02/15/2038	4,711,793
63,396,286	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.41%	#I/F I/O	03/15/2038	5,911,235
10,410,337	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.41%	#I/F I/O	03/15/2038	970,687
9,760,421	Federal Home Loan Mortgage Corporation, Series 3451-S	5.79%	#I/F I/O	02/15/2037	1,207,237
18,038,466	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.82%	#I/F I/O	06/15/2038	2,089,908
11,681,164	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.83%	#I/F I/O	07/15/2038	1,380,438
34,210,488	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.61%	#I/F I/O	08/15/2038	4,235,884
19,122,956	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.31%	#I/F I/O	02/15/2038	2,451,148
10,744,787	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.62%	#	06/15/2038	11,351,924
2,148,443	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	2,254,777
49,373,170	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.51%	#I/F I/O	06/15/2039	7,265,025
21,584,245	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.91%	#I/F I/O	06/15/2039	2,182,472
8,979,002	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.56%	#I/F I/O	07/15/2039	1,037,533
41,519,378	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.96%	#I/F I/O	08/15/2035	8,112,401
15,979,140	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.76%	#I/F I/O	10/15/2049	1,713,969
11,140,980	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	12,321,996
65,790,247	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.11%	#I/F I/O	12/15/2039	8,996,941
17,958,576	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.11%	#I/F I/O	03/15/2032	3,296,049
28,545,201	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	32,429,523
22,005,926	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.16%	#I/F I/O	05/15/2039	2,359,374
21,626,020	Federal Home Loan Mortgage Corporation, Series 3641-SB	6.26%	#I/F I/O	10/15/2034	810,747
24,891,085	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	28,790,326
19,404,178	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	23,074,137
38,872,787	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	45,947,619
27,107,425	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.21%	#I/F I/O	05/15/2040	2,720,016
60,755,511	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	62,401,007
37,255,607	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.81%	#I/F I/O	08/15/2032	6,696,226
13,263,891	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,971,106
5,222,787	Federal Home Loan Mortgage Corporation, Series 3712-SG	23.81%	#I/F	08/15/2040	8,589,253
41,715,978	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	46,469,856
128,992,027	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.81%	#I/F I/O	09/15/2040	15,746,031
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	106,516,563
14,706,856	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.52%	#I/F	10/15/2040	15,376,676
10,357,731	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.52%	#I/F	10/15/2040	10,635,003
8,526,917	Federal Home Loan Mortgage Corporation, Series 3747-KS	14.27%	#I/F	10/15/2040	8,981,238
17,878,711	Federal Home Loan Mortgage Corporation, Series 3748-CS	9.52%	#I/F	10/15/2040	18,287,136
51,180,334	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.52%	#I/F	11/15/2040	53,923,651
14,270,593	Federal Home Loan Mortgage Corporation, Series 3758-SL	5.38%	#I/F	05/15/2039	14,336,323
18,579,339	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.52%	#I/F	11/15/2040	19,093,178
4,652,792	Federal Home Loan Mortgage Corporation, Series 3764-S	9.42%	#I/F	11/15/2040	4,778,415
4,121,734	Federal Home Loan Mortgage Corporation, Series 3768-MS	9.52%	#I/F	12/15/2040	4,175,992
12,932,595	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	14,988,809
18,900,000	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	20,792,187
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	20,250,774
27,365,942	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	28,728,818
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	26,735,899
11,681,601	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.32%	#I/F	12/15/2040	12,006,919
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,766,681
7,499,916	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.42%	#I/F	12/15/2040	7,578,571
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,608,887
24,752,585	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.02%	#I/F	01/15/2041	25,561,507
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,652,560
13,126,033	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.32%	#I/F	01/15/2041	13,461,907
10,582,033	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	11,507,205
1,575,286	Federal Home Loan Mortgage Corporation, Series 3796-CS	9.42%	#I/F	01/15/2041	1,590,181
4,789,091	Federal Home Loan Mortgage Corporation, Series 3796-SK	9.42%	#I/F	01/15/2041	4,911,539
8,450,694	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.12%	#I/F	12/15/2040	8,601,307
16,490,595	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	19,005,695
61,326,806	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	73,336,146
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	19,427,254
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	16,489,764
11,635,259	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	12,780,719
17,136,002	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	20,177,051
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	38,295,313
22,060,090	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.47%	#I/F	02/15/2041	23,017,399
14,843,240	Federal Home Loan Mortgage Corporation, Series 3838-TS	8.36%	#I/F	04/15/2041	15,085,539
5,299,699	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,289,919
7,818,838	Federal Home Loan Mortgage Corporation, Series 3843-SC	12.62%	#I/F	04/15/2041	8,208,387
10,196,869	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.62%	#I/F	03/15/2041	10,666,545
65,797,481	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	78,017,311
64,552,732	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	78,315,523
152,937,845	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	162,908,353
30,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	33,320,370
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,943,858
47,764,934	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	52,908,224
27,488,024	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	29,612,117
16,672,515	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	18,964,274
68,018,935	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.73%	#I/F I/O	07/15/2041	8,429,274
36,752,667	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	39,723,943
18,764,220	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	21,943,507
8,339,653	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,703,099
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,977,939
24,848,320	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	26,869,999
13,841,243	Federal Home Loan Mortgage Corporation, Series 3924-US	9.08%	#I/F	09/15/2041	14,036,767
10,496,522	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	11,337,912
54,442,333	Federal Home Loan Mortgage Corporation, Series 3946-SM	13.97%	#I/F	10/15/2041	59,089,176
7,144,173	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,110,166
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	11,028,620
110,166,340	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	119,938,436
10,146,687	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,365,083
50,981,012	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	49,934,111
42,562,806	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	46,358,497
24,133,038	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	25,535,383
208,903,578	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	241,475,175
3,399,401	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,845,622
7,207,488	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	7,962,948
10,682,896	Federal National Mortgage Association, Series 2003-117-KS	6.85%	#I/F I/O	08/25/2033	1,264,662
31,885,909	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	36,358,934
14,873,568	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	16,605,679
11,192,303	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	12,413,189
19,811,852	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	23,195,570
54,385,476	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	63,230,045
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	22,900,950
17,818,270	Federal National Mortgage Association, Series 2004-46-PJ	5.75%	#I/F I/O	03/25/2034	2,391,668
13,706,029	Federal National Mortgage Association, Series 2004-51-XP	7.45%	#I/F I/O	07/25/2034	2,384,650
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,526,312
7,000,000	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,873,921
1,945,349	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	2,099,830
2,069,614	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,266,977
37,286,615	Federal National Mortgage Association, Series 2005-87-SE	5.80%	#I/F I/O	10/25/2035	5,437,582
30,323,452	Federal National Mortgage Association, Series 2005-87-SG	6.45%	#I/F I/O	10/25/2035	4,979,044
21,256,447	Federal National Mortgage Association, Series 2006-101-SA	6.33%	#I/F I/O	10/25/2036	3,207,124
8,166,990	Federal National Mortgage Association, Series 2006-123-LI	6.07%	#I/F I/O	01/25/2037	1,412,738
10,616,830	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	11,973,445
39,087,135	Federal National Mortgage Association, Series 2006-56-SM	6.50%	#I/F I/O	07/25/2036	7,372,205
10,933,902	Federal National Mortgage Association, Series 2006-93-SN	6.35%	#I/F I/O	10/25/2036	1,563,710
10,824,879	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,163,510
10,001,528	Federal National Mortgage Association, Series 2007-116-BI	6.00%	#I/F I/O	05/25/2037	1,791,971
49,908,519	Federal National Mortgage Association, Series 2007-14-PS	6.56%	#I/F I/O	03/25/2037	8,057,785
5,718,324	Federal National Mortgage Association, Series 2007-2-SH	31.61%	#I/F	08/25/2036	8,617,296
15,394,017	Federal National Mortgage Association, Series 2007-30-OI	6.19%	#I/F I/O	04/25/2037	2,411,718
7,838,120	Federal National Mortgage Association, Series 2007-30-SI	5.86%	#I/F I/O	04/25/2037	1,110,103
22,467,866	Federal National Mortgage Association, Series 2007-32-SG	5.85%	#I/F I/O	04/25/2037	3,512,876
21,885,526	Federal National Mortgage Association, Series 2007-57-SX	6.37%	#I/F I/O	10/25/2036	3,106,164
13,559,332	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	16,460,776
12,476,864	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	15,131,299
17,256,410	Federal National Mortgage Association, Series 2007-75-ID	5.62%	#I/F I/O	08/25/2037	2,460,222
10,703,038	Federal National Mortgage Association, Series 2007-93-SB	3.90%	#I/F I/O	01/25/2036	547,480
13,108,512	Federal National Mortgage Association, Series 2007-9-SD	6.40%	#I/F I/O	03/25/2037	2,196,702
8,500,000	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	9,559,712
17,428,739	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	19,428,488
22,551,974	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	25,877,847
18,372,882	Federal National Mortgage Association, Series 2008-48-SD	5.75%	#I/F I/O	06/25/2037	2,544,488
23,270,425	Federal National Mortgage Association, Series 2008-53-LI	5.90%	#I/F I/O	07/25/2038	2,502,830
20,381,001	Federal National Mortgage Association, Series 2008-57-SE	5.75%	#I/F I/O	02/25/2037	2,778,507
18,728,637	Federal National Mortgage Association, Series 2008-5-MS	6.00%	#I/F I/O	02/25/2038	2,679,264
15,921,741	Federal National Mortgage Association, Series 2008-61-SC	5.75%	#I/F I/O	07/25/2038	2,149,357
17,340,697	Federal National Mortgage Association, Series 2008-62-SC	5.75%	#I/F I/O	07/25/2038	2,451,213
21,936,398	Federal National Mortgage Association, Series 2008-65-SA	5.75%	#I/F I/O	08/25/2038	3,031,764
25,000,000	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	27,678,010
31,753,648	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	34,707,582
29,450,135	Federal National Mortgage Association, Series 2009-111-SE	6.00%	#I/F I/O	01/25/2040	3,753,697
3,079,626	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	3,448,490
58,051,557	Federal National Mortgage Association, Series 2009-42-SI	5.75%	#I/F I/O	06/25/2039	7,397,121
26,454,960	Federal National Mortgage Association, Series 2009-42-SX	5.75%	#I/F I/O	06/25/2039	3,399,989
22,244,662	Federal National Mortgage Association, Series 2009-47-SA	5.85%	#I/F I/O	07/25/2039	2,879,167
11,125,967	Federal National Mortgage Association, Series 2009-48-WS	5.70%	#I/F I/O	07/25/2039	1,295,137
37,143,861	Federal National Mortgage Association, Series 2009-49-S	6.50%	#I/F I/O	07/25/2039	6,435,616
7,666,460	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	8,376,122
4,602,592	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,463,363
26,064,555	Federal National Mortgage Association, Series 2009-70-SA	5.55%	#I/F I/O	09/25/2039	3,059,218
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	11,277,751
20,366,478	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	22,234,125
36,221,046	Federal National Mortgage Association, Series 2009-85-ES	6.98%	#I/F I/O	01/25/2036	8,960,116
32,892,667	Federal National Mortgage Association, Series 2009-90-IB	5.47%	#I/F I/O	04/25/2037	4,235,280
5,950,063	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,848,201
46,939,266	Federal National Mortgage Association, Series 2010-101-SA	4.23%	#I/F I/O	09/25/2040	4,933,589
18,835,912	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	20,580,651
53,205,724	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	58,960,860
47,369,473	Federal National Mortgage Association, Series 2010-10-SA	6.10%	#I/F I/O	02/25/2040	6,404,201
12,363,244	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	13,476,540
17,002,877	Federal National Mortgage Association, Series 2010-111-S	5.70%	#I/F I/O	10/25/2050	2,231,954
11,762,973	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	12,721,115
27,148,218	Federal National Mortgage Association, Series 2010-117-SA	4.25%	#I/F I/O	10/25/2040	2,360,584
20,000,000	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	21,279,164
120,945,501	Federal National Mortgage Association, Series 2010-121-SD	4.25%	#I/F I/O	10/25/2040	11,803,604
5,193,029	Federal National Mortgage Association, Series 2010-126-SU	52.37%	#I/F	11/25/2040	6,061,731
11,857,343	Federal National Mortgage Association, Series 2010-126-SX	14.28%	#I/F	11/25/2040	12,716,879
11,736,343	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	12,650,188
11,962,836	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	13,069,421
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.28%	#I/F	12/25/2040	123,142
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,966,857
16,376,391	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	17,733,274
28,666,726	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	30,758,672
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	5,061,041
8,957,666	Federal National Mortgage Association, Series 2010-155-SA	9.52%	#I/F	01/25/2041	9,152,612
61,999,218	Federal National Mortgage Association, Series 2010-16-SA	5.20%	#I/F I/O	03/25/2040	6,790,030
3,081,239	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,587,917
26,529,708	Federal National Mortgage Association, Series 2010-21-KS	4.70%	#I/F I/O	03/25/2040	2,176,999
9,484,330	Federal National Mortgage Association, Series 2010-2-GS	6.20%	#I/F I/O	12/25/2049	1,168,471
22,577,308	Federal National Mortgage Association, Series 2010-2-MS	6.00%	#I/F I/O	02/25/2050	3,009,711
42,035,412	Federal National Mortgage Association, Series 2010-31-SA	4.75%	#I/F I/O	04/25/2040	4,431,407
21,389,411	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	23,161,766
51,966,555	Federal National Mortgage Association, Series 2010-34-PS	4.68%	#I/F I/O	04/25/2040	4,320,567
11,148,366	Federal National Mortgage Association, Series 2010-35-ES	6.20%	#I/F I/O	04/25/2040	1,465,850
20,516,141	Federal National Mortgage Association, Series 2010-35-SV	6.20%	#I/F I/O	04/25/2040	2,827,430
19,973,487	Federal National Mortgage Association, Series 2010-46-MS	4.70%	#I/F I/O	05/25/2040	1,660,206
21,346,838	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	23,391,199
12,110,998	Federal National Mortgage Association, Series 2010-4-SK	5.98%	#I/F I/O	02/25/2040	1,858,178
8,500,000	Federal National Mortgage Association, Series 2010-58-ES	11.84%	#I/F	06/25/2040	10,642,993
31,178,681	Federal National Mortgage Association, Series 2010-59-MS	5.52%	#I/F I/O	06/25/2040	4,490,675
75,454,840	Federal National Mortgage Association, Series 2010-59-PS	6.20%	#I/F I/O	03/25/2039	9,531,916
43,208,032	Federal National Mortgage Association, Series 2010-59-SC	4.75%	#I/F I/O	01/25/2040	4,550,324
8,687,739	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	9,528,077
5,000,000	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	5,515,316
12,079,114	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	14,279,672
35,655,326	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	39,996,890
21,662,859	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	22,861,019
31,950,994	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	35,815,560
21,798,060	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	23,732,068
43,596,119	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	47,464,137
39,637,592	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	43,390,649
12,685,665	Federal National Mortgage Association, Series 2010-90-SA	5.60%	#I/F I/O	08/25/2040	1,616,067
6,065,310	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	6,609,840
17,359,764	Federal National Mortgage Association, Series 2010-99-SG	23.81%	#I/F	09/25/2040	25,397,760
32,379,194	Federal National Mortgage Association, Series 2010-9-DS	5.05%	#I/F I/O	02/25/2040	3,542,468
19,527,248	Federal National Mortgage Association, Series 2011-110-LS	9.62%	#I/F	11/25/2041	19,995,941
6,875,561	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,205,678
14,377,718	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	15,423,131
5,773,538	Federal National Mortgage Association, Series 2011-11-SC	9.01%	#I/F	03/25/2041	5,887,834
34,053,691	Federal National Mortgage Association, Series 2011-123-SC	9.32%	#I/F	12/25/2041	35,109,082
53,644,819	Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	53,389,062
8,986,098	Federal National Mortgage Association, Series 2011-14-US	7.78%	#I/F	03/25/2041	9,085,018
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,595,373
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	41,681,144
15,841,729	Federal National Mortgage Association, Series 2011-17-SA	6.22%	#I/F I/O	03/25/2041	2,272,515
16,217,568	Federal National Mortgage Association, Series 2011-18-S	8.99%	#I/F	03/25/2041	16,529,516
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,603,165
15,427,324	Federal National Mortgage Association, Series 2011-27-BS	8.52%	#I/F	04/25/2041	15,833,252
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	60,009,566
15,873,049	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	17,241,439
4,353,318	Federal National Mortgage Association, Series 2011-2-SC	9.12%	#I/F	02/25/2041	4,433,829
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,908,623
4,511,760	Federal National Mortgage Association, Series 2011-35-SE	8.42%	#I/F	04/25/2041	4,534,093
18,137,305	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	19,865,523
25,804,378	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	28,585,151
6,975,860	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,435,770
4,649,321	Federal National Mortgage Association, Series 2011-38-SC	8.41%	#I/F	05/25/2041	4,717,065
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	9,236,733
16,718,522	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	18,271,725
23,021,951	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	25,207,112
15,688,131	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	17,210,240
24,883,358	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	27,563,517
11,000,000	Federal National Mortgage Association, Series 2011-48-SC	8.71%	#I/F	06/25/2041	12,215,592
17,964,907	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	19,498,973
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,700,452
15,611,123	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	16,709,269
156,655,277	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	167,213,467
21,031,762	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	25,605,185
12,000,000	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	14,009,822
14,521,975	Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	14,604,715
21,559,276	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	22,119,654
6,705,899	Federal National Mortgage Association, Series 2011-87-US	13.23%	#I/F	09/25/2041	6,911,457
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	23,843,932
2,884,359	Federal National Mortgage Association, Series 2011-8-HS	9.11%	#I/F	02/25/2041	2,951,427
93,431,800	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	111,894,522
8,613,901	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	8,905,565
18,672,736	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	20,253,797
15,175,767	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	14,690,616
45,451,502	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	49,826,009
37,371,235	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	39,915,177
54,171,073	Federal National Mortgage Association, Series 400-S4	5.20%	#I/F I/O	11/25/2039	6,002,902
64,891,526	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	70,623,028
68,420,279	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	75,187,838
24,387,565	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	26,799,778
48,463,470	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	52,713,685
79,135,419	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	86,321,482
58,311,567	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	63,424,831
20,461,305	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	22,318,740
20,018,748	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	21,773,977
50,206,816	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	54,608,414
7,119,291	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	7,629,225
2,596,714	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	2,813,895
7,711,000	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	8,387,249
32,313,776	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	35,614,793
90,828,968	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	99,908,923
105,852,006	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	116,665,331
15,483,865	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	16,899,270
4,189,978	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	4,562,911
9,123,310	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	10,055,303
2,671,648	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	2,892,592
22,292,801	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	24,521,359
47,488,985	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	52,236,346
11,490,366	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	13,057,352
13,672,599	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	15,537,185
117,332,160	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	128,717,673
43,047,255	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	47,305,128
157,107,312	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	172,647,046
82,388,159	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	89,867,435
11,270,438	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	12,412,384
138,822,209	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	151,083,591
76,080,407	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	81,956,556
2,825,969	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	2,984,062
12,974,422	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	13,976,515
35,484,893	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	37,271,949
70,058,311	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	73,586,520
19,994,050	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	21,161,915
34,991,262	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	37,035,123
59,559,797	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	63,038,721
37,492,435	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	39,380,593
3,146,538	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	3,346,282
184,614,703	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	202,529,084
66,765,871	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	73,411,518
3,879,887	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	4,188,480
6,419,284	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	6,982,251
497,851	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	529,455
3,805,568	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	4,152,332
14,820,217	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	15,649,302
42,439,419	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	44,576,712
8,367,362	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	9,013,624
49,118,576	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	52,314,459
18,812,535	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	19,759,954
42,938,078	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	45,100,484
18,126,068	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	19,038,915
26,815,536	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	28,165,995
89,738,502	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	94,257,826
38,243,210	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	40,169,177
26,785,721	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	28,134,678
180,812,200	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	189,918,090
65,603,897	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	68,907,778
22,600,002	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	23,738,161
99,612,777	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	103,921,464
23,665,523	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	24,857,344
44,716,302	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	46,968,262
29,157,773	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	30,626,189
40,171,236	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	42,194,301
57,170,349	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	60,049,508
9,423,428	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	9,950,601
60,661,681	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	66,858,582
29,892,472	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	33,076,921
62,521,509	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	68,908,401
136,529,049	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	150,476,190
137,514,825	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	151,562,668
203,303,048	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	224,071,495
64,291,160	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	70,858,831
64,874,321	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	71,501,565
161,689,688	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	169,832,549
14,002,184	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	15,054,610
640,772	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	682,965
54,157,495	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	58,374,284
12,486,249	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	13,479,362
1,490,824	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	1,585,462
4,577,862	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	4,872,857
5,043,004	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	5,363,136
14,514,394	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	15,449,697
6,400,709	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	6,819,569
16,613,497	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	17,896,658
34,900,865	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	37,149,865
42,500,039	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	45,238,727
3,073,391	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	3,310,767
71,992,803	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	77,553,242
47,742,974	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	50,147,360
59,538,884	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	62,537,325
442,160,916	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	467,987,804
188,406,428	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	199,411,363
202,800,648	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	214,646,357
93,437,424	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	98,895,161
39,424,784	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	41,130,078
112,058,866	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	118,604,293
22,920,915	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	23,912,344
244,908,749	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	259,214,018
36,604,859	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	38,188,178
69,429,952	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	72,926,517
358,846,485	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	374,368,159
37,689,050	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	40,600,003
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.86%	#I/F I/O	08/20/2033	5,010,658
14,485,422	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	16,670,059
5,810,914	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,971,571
6,500,000	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	7,289,119
25,770,072	Government National Mortgage Association, Series 2004-83-CS	5.84%	#I/F I/O	10/20/2034	3,874,515
2,871,671	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,342,560
18,795,501	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	21,843,567
1,661,888	Government National Mortgage Association, Series 2006-24-CX	38.18%	#I/F	05/20/2036	3,221,088
47,961,016	Government National Mortgage Association, Series 2007-26-SJ	4.45%	#I/F I/O	04/20/2037	4,924,963
17,035,230	Government National Mortgage Association, Series 2008-2-SM	6.26%	#I/F I/O	01/16/2038	3,058,502
34,720,876	Government National Mortgage Association, Series 2008-42-AI	7.45%	#I/F I/O	05/16/2038	6,609,751
17,125,050	Government National Mortgage Association, Series 2008-43-SH	6.09%	#I/F I/O	05/20/2038	2,542,188
19,126,343	Government National Mortgage Association, Series 2008-51-SC	6.01%	#I/F I/O	06/20/2038	2,703,707
10,691,308	Government National Mortgage Association, Series 2008-51-SE	6.01%	#I/F I/O	06/16/2038	1,879,554
7,485,634	Government National Mortgage Association, Series 2008-82-SM	5.81%	#I/F I/O	09/20/2038	1,128,679
9,999,780	Government National Mortgage Association, Series 2008-83-SD	6.32%	#I/F I/O	11/16/2036	1,987,864
18,912,482	Government National Mortgage Association, Series 2009-10-NS	6.41%	#I/F I/O	02/16/2039	2,974,739
12,500,000	Government National Mortgage Association, Series 2009-24-SN	5.86%	#I/F I/O	09/20/2038	1,871,714
1,874,415	Government National Mortgage Association, Series 2009-31-ZM	4.50%		08/20/2038	1,900,565
25,267,853	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	28,441,424
63,169,632	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	72,667,729
4,556,947	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	4,907,557
14,518,403	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	16,691,281
8,863,460	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	9,676,158
19,198,197	Government National Mortgage Association, Series 2009-69-TS	5.96%	#I/F I/O	04/16/2039	2,582,570
9,051,768	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,381,235
29,714,686	Government National Mortgage Association, Series 2009-87-IG	6.50%	#I/F I/O	03/20/2037	4,049,770
17,672,743	Government National Mortgage Association, Series 2010-166-SJ	9.32%	#I/F	12/20/2040	17,976,467
62,151,786	Government National Mortgage Association, Series 2010-1-SA	5.51%	#I/F I/O	01/16/2040	8,248,773
7,923,964	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	8,346,567
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	14,666,574
31,414,894	Government National Mortgage Association, Series 2010-42-ES	5.44%	#I/F I/O	04/20/2040	4,912,111
13,228,694	Government National Mortgage Association, Series 2010-61-AS	6.31%	#I/F I/O	09/20/2039	1,958,382
7,432,300	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,123,763
11,961,231	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	10,050,147
8,674,734	Government National Mortgage Association, Series 2011-14-SM	9.21%	#I/F	08/16/2040	8,821,001
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.01%	#I/F	12/20/2040	8,627,137
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.01%	#I/F	12/20/2040	9,177,818
10,537,991	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	12,000,846
15,387,169	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	14,095,682
133,632,635	Government National Mortgage Association, Series 2011-69-SB	5.11%	#I/F I/O	05/20/2041	16,326,781
21,907,469	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	25,106,166
41,524,003	Government National Mortgage Association, Series 2011-72-SK	5.91%	#I/F I/O	05/20/2041	5,182,274
Total US Government / Agency Mortgage Backed Securities (Cost $12,499,740,312)					13,085,799,381

Principal Amount / Shares
Short Term Investments - 20.7%
46,300,000	Fannie Mae Discount Note	0.00%		07/11/2012	46,299,769
100,000,000	Fannie Mae Discount Note	0.00%		07/25/2012	99,993,316
30,000,000	Fannie Mae Discount Note	0.00%		08/22/2012	29,996,967
50,000,000	Federal Farm Credit Banks	1.88%		12/07/2012	50,369,650
25,000,000	Federal Farm Credit Discount Note	0.00%		08/17/2012	24,995,431
50,000,000	Federal Farm Credit Discount Note	0.00%		09/10/2012	49,993,200
25,000,000	Federal Farm Credit Discount Note	0.00%		09/13/2012	24,996,450
30,000,000	Federal Farm Credit Discount Note	0.00%		11/27/2012	29,987,670
88,770,000	Federal Home Loan Banks	0.25%		07/25/2012	88,777,102
100,000,000	Federal Home Loan Banks	0.16%		08/17/2012	100,004,400
100,000,000	Federal Home Loan Banks	0.22%		08/22/2012	100,013,200
100,000,000	Federal Home Loan Banks	1.75%		08/22/2012	100,225,500
25,000,000	Federal Home Loan Banks	0.22%		08/24/2012	25,003,425
100,000,000	Federal Home Loan Banks	0.23%		08/28/2012	100,016,300
100,000,000	Federal Home Loan Banks	0.20%		09/14/2012	100,015,000
70,000,000	Federal Home Loan Banks	1.63%		09/26/2012	70,244,860
12,232,500	Federal Home Loan Banks	0.35%		10/03/2012	12,239,448
25,000,000	Federal Home Loan Banks	0.24%		10/10/2012	25,007,825
50,000,000	Federal Home Loan Banks	0.16%		10/19/2012	50,005,300
50,000,000	Federal Home Loan Banks	0.20%		10/30/2012	50,012,300
20,000,000	Federal Home Loan Banks	0.23%		10/30/2012	20,008,840
50,000,000	Federal Home Loan Banks	0.13%		11/07/2012	50,000,000
57,165,000	Federal Home Loan Banks	4.50%		11/15/2012	58,071,122
50,000,000	Federal Home Loan Banks	0.21%		11/16/2012	50,015,800
125,000,000	Federal Home Loan Banks	0.20%		11/19/2012	125,035,625
150,000,000	Federal Home Loan Banks	1.63%		11/21/2012	150,868,200
50,000,000	Federal Home Loan Banks	0.15%		11/26/2012	50,005,000
100,000,000	Federal Home Loan Banks	0.18%		11/28/2012	100,022,300
50,000,000	Federal Home Loan Banks	0.19%		11/28/2012	50,013,150
30,000,000	Federal Home Loan Banks	0.20%		11/29/2012	30,008,970
250,000,000	Federal Home Loan Banks	1.75%		12/14/2012	251,735,000
200,000,000	Federal Home Loan Banks	0.18%		12/27/2012	199,998,200
50,000,000	Federal Home Loan Discount Note	0.00%		07/11/2012	49,999,306
150,000,000	Federal Home Loan Discount Note	0.00%		07/12/2012	149,998,632
50,000,000	Federal Home Loan Discount Note	0.00%		07/18/2012	49,998,111
100,000,000	Federal Home Loan Discount Note	0.00%		07/20/2012	99,995,118
50,000,000	Federal Home Loan Discount Note	0.00%		07/25/2012	49,997,833
25,000,000	Federal Home Loan Discount Note	0.00%		08/02/2012	24,998,444
25,000,000	Federal Home Loan Discount Note	0.00%		08/08/2012	24,997,361
50,000,000	Federal Home Loan Discount Note	0.00%		08/20/2012	49,993,056
20,000,000	Federal Home Loan Discount Note	0.00%		08/22/2012	19,997,111
100,000,000	Federal Home Loan Discount Note	0.00%		08/24/2012	99,984,250
64,800,000	Federal Home Loan Discount Note	0.00%		09/21/2012	64,789,826
84,000,000	Federal Home Loan Discount Note	0.00%		10/26/2012	83,978,328
25,000,000	Federal Home Loan Discount Note	0.00%		10/30/2012	24,993,325
125,000,000	Federal Home Loan Mortgage Corporation	1.13%		07/27/2012	125,083,250
50,000,000	Federal Home Loan Mortgage Corporation	5.50%		08/20/2012	50,358,100
50,000,000	Federal Home Loan Mortgage Corporation	2.13%		09/21/2012	50,219,300
150,000,000	Federal Home Loan Mortgage Corporation	0.38%		11/30/2012	150,188,850
200,000,000	Federal Home Loan Mortgage Corporation	4.13%		12/21/2012	203,681,400
150,000,000	Federal Home Loan Mortgage Corporation	0.63%		12/28/2012	150,323,250
150,000,000	Federal Home Loan Mortgage Corporation	0.75%		12/28/2012	150,414,900
50,000,000	Federal National Mortgage Association	0.24%	#	07/26/2012	50,006,150
138,000,000	Federal National Mortgage Association	1.13%		07/30/2012	138,107,226
200,000,000	Federal National Mortgage Association	4.38%		09/15/2012	201,722,600
100,000,000	Federal National Mortgage Association	0.63%		09/24/2012	100,125,200
250,000,000	Federal National Mortgage Association	0.50%		10/30/2012	250,307,000
50,000,000	Federal National Mortgage Association	0.50%		10/30/2012	50,045,000
350,000,000	Federal National Mortgage Association	0.38%		12/28/2012	350,446,600
340,197,298	Fidelity Institutional Government Portfolio	0.01%	♦		340,197,298
50,000,000	Freddie Mac Discount Note	0.00%		07/06/2012	49,999,306
50,000,000	Freddie Mac Discount Note	0.00%		07/09/2012	49,999,222
60,000,000	Freddie Mac Discount Note	0.00%		07/16/2012	59,998,146
25,000,000	Freddie Mac Discount Note	0.00%		08/27/2012	24,994,063
25,000,000	Freddie Mac Discount Note	0.00%		09/24/2012	24,995,925
25,000,000	Freddie Mac Discount Note	0.00%		11/19/2012	24,990,275
25,000,000	Freddie Mac Discount Note	0.00%		12/11/2012	24,986,500
50,000,000	Freddie Mac Discount Note	0.00%		12/28/2012	49,970,200
Total Short Term Investments (Cost $5,778,633,748)					5,778,859,782

Total Investments - 101.3% (Cost $27,816,147,715)					28,233,974,234
Liabilities in Excess of Other Assets - (1.3)%					(364,423,264)
NET ASSETS - 100.0%					$ 27,869,550,970

#	Variable rate security. Rate disclosed as of June 30, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $1,732,082,979 or 6.2% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
P/O	Principal only security
♦	Seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Tax Cost of Investments	$27,833,649,180
Gross Tax Unrealized Appreciation	804,567,409
Gross Tax Unrealized Depreciation	(404,242,355)
Net Tax Unrealized Appreciation (Depreciation)	$400,325,054

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.1%
597,007	N-Star Real Estate Ltd., Series 2004-2A-A1	0.60%	# ^	06/28/2039	588,052
Total Collateralized Loan Obligations (Cost $570,142)					588,052

Non-Agency Residential Collateralized Mortgage Obligations - 16.2%
5,105,976	ACE Securities Corporation, Series 2006-NC1-A2C	0.45%	#	12/25/2035	4,858,632
152,454	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.32%	# ^	11/25/2037	76,018
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,203,992
6,163,757	Banc of America Funding Corporation, Series 2005-G-A3	5.20%	#	10/20/2035	5,559,197
2,617,137	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,556,143
1,883,498	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,782,160
1,268,930	Banc of America Mortgage Securities, Inc., Series 2004-8-4A1	5.50%		09/25/2024	1,298,700
3,005,609	BCAP LLC Trust, Series 2009-RR13-6A5	6.01%	# ^	04/26/2037	3,105,860
358,596	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	234,652
11,685,326	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	3.41%	#	07/25/2037	10,118,844
3,327,236	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	3,272,960
412,699	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	296,504
198,122	Citi Mortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	145,304
397,032	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	287,270
363,393	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	368,471
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,514,809
455,296	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	258,908
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.90%	# ^	11/25/2038	2,605,059
3,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	10.87%	# ^	11/25/2036	2,130,000
16,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	9.32%	# ^	12/25/2036	10,680,000
4,220,810	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	4,221,587
522,764	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	433,300
489,700	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	341,482
2,861,681	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	2,282,658
613,337	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.95%	#	10/25/2035	456,633
992,405	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	643,827
3,570,104	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,444,525
3,766,964	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.70%	#	08/25/2037	1,589,568
1,090,819	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.54%	#I/F	08/25/2037	2,401,116
294,956	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.77%	#I/F	08/25/2037	473,776
1,502,094	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	1,143,197
6,099,911	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.75%	#	09/25/2037	2,993,077
5,992,125	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.25%	#I/F I/O	09/25/2037	1,402,933
1,048,062	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	383,568
224,653	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	04/25/2036	165,666
579,703	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	598,387
1,450,919	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,256,342
2,770,108	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	2,081,232
1,154,633	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	982,065
3,016,975	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	2,513,757
259,793	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	199,686
4,556,481	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	3,910,787
4,511,465	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-9A4	5.50%		09/25/2035	3,978,762
10,677,067	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	9,241,594
683,140	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	673,523
4,111,908	Credit Suisse Mortgage Capital Certificates, Series 2006-7-1A3	5.00%		08/25/2036	3,178,242
339,590	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	276,131
1,210,380	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	1,194,009
5,756,462	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A5	5.00%		03/25/2037	5,412,969
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	9.29%	# ^	06/26/2037	6,844,945
3,778,709	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.79%	# ^I/F	04/15/2036	4,032,839
339,636	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.14%	# ^I/F	04/15/2036	392,557
2,162,423	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.79%	# ^I/F	04/15/2036	2,330,028
1,029,838	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	775,619
263,656	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	223,594
2,143,461	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	2,005,112
10,421	GSAA Home Equity Trust, Series 2006-4-4A1	0.35%	#	03/25/2036	10,378
3,771,653	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,741,535
2,585,891	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,655,856
516,751	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	484,247
16,916,696	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	14,263,398
7,017,774	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	6,715,519
441,244	HSBC Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	404,364
10,675,956	HSBC Asset Loan Obligation, Series 2007-2-3A6	6.00%		09/25/2037	9,399,181
12,710,252	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.78%	#	12/25/2036	8,228,141
500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	263,140
10,000,000	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	6,193,165
3,349,243	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	2,949,352
3,797,798	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	3,299,635
883,846	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	708,615
9,388,074	JP Morgan Research Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	9,591,856
2,500,000	Leaf II Receivables Funding LLC, Series 2010-4-C	5.00%	^	01/20/2019	2,451,500
5,249,223	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	4,937,564
1,570,522	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	1,075,309
110,639	Lehman Mortgage Trust, Series 2006-9-1A19	29.55%	#I/F	01/25/2037	163,273
1,959,814	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,747,288
406,059	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	275,305
247,986	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	236,212
107,877	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	88,802
600,377	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	600,430
413,678	MASTR Asset Securitization Trust, Series 2005-1-2A5	5.00%		05/25/2035	415,729
1,587,692	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	1,637,832
3,292,575	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	3,169,661
8,136,568	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.66%	#	06/25/2036	5,557,028
7,683,839	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.86%	# ^	05/26/2037	6,428,976
325,389	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	197,957
781,826	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	364,342
1,423,717	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	673,697
134,937	Option One Mortgage Loan Trust, Series 2004-3-M3	0.90%	#	11/25/2034	107,653
3,644,164	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	3,299,256
862,543	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	813,193
1,070,547	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	892,574
369,520	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	348,031
1,082,065	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	708,350
2,432,476	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,541,504
953,523	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	853,369
3,453,914	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,226,699
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	407,753
664,565	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	554,007
543,742	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	291,333
198,338	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	172,483
2,754,900	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,648,853
290,926	Residential Asset Securitization Trust, Series 2006-R1-A1	27.42%	#I/F	01/25/2046	383,836
386,270	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	322,915
1,960,045	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,715,961
3,647,472	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,132,646
2,360,250	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,911,097
7,691,372	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-8XS-A3	0.81%	#	04/25/2035	7,688,165
1,720,553	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.12%	#	05/25/2036	1,632,738
5,302,623	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	5,347,531
4,828,018	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	4,616,433
6,583,457	Structured Asset Securities Corporation, Series 2005-14-1A1	0.55%	#	07/25/2035	5,758,319
4,401,961	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	4,126,790
2,907,387	Structured Asset Securities Corporation, Series 2005-RF1-A	0.60%	# ^	03/25/2035	2,308,929
2,907,387	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.52%	# ^ I/O	03/25/2035	409,251
257,148	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	205,838
3,318,139	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,458,751
7,422,499	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	4,611,502
6,625,708	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	2.39%	#	01/25/2047	5,120,195
5,684,316	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	4,293,307
363,089	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.01%	#I/F	06/25/2037	590,891
15,413,106	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	12,745,576
18,224,114	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	16,531,687
7,208,158	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	6,955,065
5,688,348	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	5,636,248
310,058	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.34%	#	08/25/2035	220,248
397,755	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.66%	#	10/25/2035	176,161
1,856,654	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,793,181
4,436,133	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	4,018,123
898,495	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A36	6.00%		07/25/2037	816,128
4,259,905	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	4,118,422
7,515,262	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	7,091,139
9,288,662	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	8,887,815
2,176,903	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,906,104
7,761,757	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	7,649,976
586,909	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	537,145
10,622,464	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	10,410,694
13,985,921	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	14,064,662
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $398,119,321)					399,820,390

Non-Agency Commercial Mortgage-Backed Obligations - 2.0%
250,000	Banc of America Commercial Mortgage, Inc., Series 2001-3-H	6.56%	^	04/11/2037	249,895
400,000	Banc of America Commercial Mortgage, Inc., Series 2007-1-A4	5.45%		01/15/2049	455,046
330,691	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	333,254
375,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	402,723
325,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-TOP24-AM	5.57%	#	10/12/2041	349,777
617,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	640,736
1,166,000	CD Commercial Mortgage Trust, Series 2007-CD4-A4	5.32%		12/11/2049	1,300,517
381,926	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	401,074
112,949,858	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.32%	# ^ I/O	11/15/2044	535,947
700,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	741,342
574,702	Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	^	09/15/2030	591,364
150,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	158,118
4,984,263	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.54%	# ^ I/O	12/10/2044	788,603
985,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.77%	#	06/10/2046	1,026,471
3,470,876	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.41%	# ^ I/O	07/10/2046	235,752
400,000	Commercial Mortgage Pass-Through Certificates, Series 2011-THL-E	5.95%	^	06/09/2028	406,258
1,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	1,081,025
325,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	314,568
880,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.81%	#	06/15/2038	931,472
413,320	Crest Ltd., Series 2003-2A-A1	0.94%	# ^	12/28/2018	384,387
5,930,355	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	431,899
500,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	510,020
257,520,567	GE Capital Commercial Mortgage Corporation, Series 2005-C3-XP	0.12%	# I/O	07/10/2045	61,547
630,000	GE Capital Commercial Mortgage Corporation, Series 2005-C4-AM	5.31%	#	11/10/2045	647,338
1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	793,081
794,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	810,028
300,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.55%	# ^	11/05/2019	296,170
100,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-F	0.64%	# ^	11/05/2019	94,222
795,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-A4	5.44%		03/10/2039	885,130
1,000,000	GS Mortgage Securities Corporation II, Series 2004-GG2-A6	5.40%	#	08/10/2038	1,072,613
355,000	GS Mortgage Securities Corporation II, Series 2006-GG6-AM	5.62%	#	04/10/2038	362,267
19,280,361	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.07%	# ^ I/O	04/10/2038	35,379
469,000	GS Mortgage Securities Corporation II, Series 2006-GG8-A4	5.56%		11/10/2039	535,545
735,000	GS Mortgage Securities Corporation II, Series 2007-GG10-A4	5.79%	#	08/10/2045	818,680
4,956,705	GS Mortgage Securities Corporation II, Series 2011-GC5-XA	1.77%	# ^ I/O	08/10/2044	446,473
800,000	GS Mortgage Securities Corporation II, Series 2012-GC6-AS	4.95%	^	01/10/2045	881,782
5,972,813	GS Mortgage Securities Corporation II, Series 2012-GC6-XA	2.21%	# ^ I/O	01/10/2045	837,603
492,954	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CB6-A1	4.39%		07/12/2037	495,691
640,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.20%	#	10/15/2037	642,597
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,002,695
1,065,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-A4	5.55%		05/12/2045	1,207,622
835,880	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.50%	# I/O	05/12/2045	4,955
721,416	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-FL1-AG	0.71%	# ^	02/15/2020	615,389
45,980,492	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	836,385
1,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-A4	5.72%		02/15/2051	1,988,669
750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-A4	5.44%		06/12/2047	850,822
750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-A4	5.79%	#	02/12/2051	871,918
400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	415,131
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-A4	5.73%	#	02/12/2049	1,138,105
950,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.73%	#	02/12/2049	959,854
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	270,065
12,825,262	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.61%	# ^ I/O	07/15/2046	957,855
600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A2	3.36%	^	11/13/2044	642,998
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	# I/O	06/16/2045	1,028,484
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2-A4	4.37%		03/15/2036	1,046,791
166,738	LB-UBS Commercial Mortgage Trust, Series 2004-C4-A3	5.30%	#	06/15/2029	169,920
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	1,066,024
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AJ	5.41%		11/15/2038	643,823
10,622,286	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.33%	# ^ I/O	11/15/2038	149,445
8,566,719	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.65%	# ^ I/O	11/15/2038	200,444
71,015,787	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.68%	# I/O	02/15/2040	629,271
780,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	815,580
265,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	286,270
81,338,090	Merrill Lynch Mortgage Trust, Series 2005-CIP1-XP	0.17%	# I/O	07/12/2038	256,052
435,029	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.36%	#	12/12/2049	433,509
10,331,001	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.51%	# ^ I/O	04/14/2040	11,695
325,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.20%	#	11/14/2042	350,263
800,000	Morgan Stanley Capital, Inc., Series 2006-HQ9-AM	5.77%	#	07/12/2044	887,344
176,094	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	5.60%	#	04/12/2049	181,038
88,047	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.49%	#	04/12/2049	84,545
36,222,067	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	279,707
29,943,180	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.98%	# ^ I/O	09/15/2047	1,110,323
1,000,000	Nomura Asset Securities Corporation, Series 1998-D6-A4	7.66%	#	03/15/2030	1,039,467
768,386	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	770,313
1,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.62%	#	08/15/2039	1,050,436
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.49%	#	12/15/2044	532,813
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-AM	5.47%	#	01/15/2045	1,083,022
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-AM	5.73%	#	05/15/2043	273,568
108,792,695	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.07%	# ^ I/O	07/15/2045	813,987
18,742,477	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.55%	# I/O	11/15/2048	301,932
2,693,683	WF-RBS Commercial Mortgage Trust, Series 2011-C2-XA	1.17%	# ^ I/O	02/15/2044	142,027
Total Non-Agency Commercial Mortgage-Backed Obligations (Cost $49,146,237)					49,386,950

US Corporate Bonds - 16.8%
4,167,000	3M Company, Series D	5.70%		03/15/2037	5,689,380
5,470,000	ADT Corporation	3.50%	^	07/15/2022	5,499,899
5,454,000	Alcoa, Inc.	6.15%		08/15/2020	5,750,550
7,755,000	Altria Group, Inc.	9.25%		08/06/2019	10,788,911
9,375,000	American Express Credit Corporation	2.75%		09/15/2015	9,790,200
4,315,000	Amgen, Inc.	3.88%		11/15/2021	4,564,994
100,000	Arch Coal, Inc.	7.00%		06/15/2019	85,000
4,450,000	Aristotle Holding, Inc.	2.10%	^	02/12/2015	4,496,347
6,250,000	Arrow Electronics, Inc.	3.38%		11/01/2015	6,457,700
4,575,000	AT&T, Inc.	5.35%		09/01/2040	5,270,821
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	222,000
7,400,000	Becton Dickinson and Company	3.13%		11/08/2021	7,717,090
350,000	Berkshire Hathaway Finance Corporation	3.00%		05/15/2022	354,930
7,050,000	Biogen Idec, Inc.	6.88%		03/01/2018	8,614,501
2,500,000	Boeing Company	6.88%		03/15/2039	3,671,340
1,135,000	Boeing Company	5.88%		02/15/2040	1,504,410
1,700,000	Boston Properties Ltd. Partnership	5.63%		11/15/2020	1,957,832
3,300,000	Boston Properties Ltd. Partnership	4.13%		05/15/2021	3,479,025
100,000	Calpine Corporation	7.88%	^	07/31/2020	110,750
100,000	CCO Holdings LLC	6.50%		04/30/2021	107,000
100,000	Cinemark USA, Inc.	7.38%		06/15/2021	109,000
4,300,000	Citigroup, Inc.	6.00%		12/13/2013	4,520,655
7,025,000	Coca-Cola Company	1.80%		09/01/2016	7,222,445
570,000	Comcast Corporation	5.85%		11/15/2015	654,424
2,750,000	Comcast Corporation	5.90%		03/15/2016	3,169,711
3,250,000	ConocoPhillips Company	6.50%		02/01/2039	4,517,159
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	114,875
100,000	Copano Energy LLC	7.13%		04/01/2021	103,500
200,000	Crown Castle International Corporation	9.00%		01/15/2015	219,250
1,855,000	Daimler Finance North America LLC	1.95%	^	03/28/2014	1,874,246
6,250,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	6,286,725
100,000	Delphi Corporation	5.88%		05/15/2019	107,250
4,824,000	Devon Energy Corporation	6.30%		01/15/2019	5,926,621
4,975,000	Devon Energy Corporation	4.00%		07/15/2021	5,402,552
100,000	DineEquity, Inc.	9.50%		10/30/2018	110,000
4,900,000	DIRECTV Holdings LLC	5.00%		03/01/2021	5,392,660
100,000	DISH DBS Corporation	4.63%	^	07/15/2017	100,625
5,609,000	Duke Energy Corporation	3.55%		09/15/2021	5,954,789
4,850,000	Eastman Chemical Company	2.40%		06/01/2017	4,907,031
4,170,000	Ecolab, Inc.	2.38%		12/08/2014	4,309,966
200,000	El Paso Corporation	7.00%		06/15/2017	227,871
100,000	Equinix, Inc.	7.00%		07/15/2021	110,250
100,000	Felcor Lodging LP	6.75%		06/01/2019	102,875
3,900,000	Ford Motor Company	7.45%		07/16/2031	4,904,250
200,000	Forest Oil Corporation	7.25%		06/15/2019	184,500
200,000	Frontier Communications Corporation	8.50%		04/15/2020	213,000
9,925,000	General Electric Capital Corporation	2.90%		01/09/2017	10,262,420
4,900,000	General Mills, Inc.	3.15%		12/15/2021	5,024,210
5,000,000	Halliburton Company	6.15%		09/15/2019	6,189,080
100,000	Hertz Corporation	7.50%		10/15/2018	107,750
100,000	Huntsman International LLC	5.50%		06/30/2016	100,250
6,000,000	IBM Corporation	1.95%		07/22/2016	6,178,200
4,640,000	Illinois Tool Works, Inc.	3.38%		09/15/2021	4,893,052
4,450,000	Intel Corporation	3.30%		10/01/2021	4,766,635
100,000	International Lease Finance Corporation	8.63%		01/15/2022	116,307
95,000	Interpublic Group of Companies, Inc.	10.00%		07/15/2017	107,825
100,000	Iron Mountain, Inc.	7.75%		10/01/2019	108,500
8,150,000	JP Morgan Chase & Company	4.95%		03/25/2020	8,998,309
1,750,000	JP Morgan Chase & Company	4.50%		01/24/2022	1,888,815
3,403,000	Kellogg Company	7.45%		04/01/2031	4,674,095
2,675,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	3,173,826
4,700,000	Kraft Foods, Inc.	5.38%		02/10/2020	5,570,637
8,450,000	Kroger Company	3.40%		04/15/2022	8,460,182
5,050,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	5,128,497
100,000	LINN Energy LLC	6.50%	^	05/15/2019	99,500
4,350,000	Marathon Petroleum Corporation	5.13%		03/01/2021	4,878,908
5,700,000	Mattel, Inc.	2.50%		11/01/2016	5,861,293
3,000,000	Metlife, Inc.	6.38%		06/15/2034	3,787,932
1,750,000	Metlife, Inc.	5.70%		06/15/2035	2,081,615
100,000	Michaels Stores, Inc.	7.75%		11/01/2018	106,000
2,015,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	2,508,155
4,254,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	5,619,921
6,830,000	Motorola, Inc.	6.00%		11/15/2017	7,766,413
9,330,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	13,536,002
6,703,000	News America, Inc.	6.65%		11/15/2037	7,850,252
4,085,000	Novartis Capital Corporation	4.40%		04/24/2020	4,737,117
4,240,000	Omnicom Group, Inc.	4.45%		08/15/2020	4,579,684
4,450,000	ONEOK Partners LP	6.13%		02/01/2041	5,035,665
4,675,000	Phillips 66	5.88%	^	05/01/2042	5,050,931
775,000	Plains All American Pipeline LP	5.15%		06/01/2042	822,141
1,950,000	PNC Funding Corporation	6.70%		06/10/2019	2,428,101
5,100,000	PNC Funding Corporation	4.38%		08/11/2020	5,645,277
100,000	Reynolds Group Issuer, Inc.	7.88%	^	08/15/2019	108,750
100,000	Service Corporation International	6.75%		04/01/2015	109,000
100,000	SESI LLC	6.38%		05/01/2019	105,250
4,427,000	Simon Property Group LP	5.65%		02/01/2020	5,172,201
6,463,000	Southern Power Company, Series D	4.88%		07/15/2015	7,080,301
1,071,000	Southwest Airlines Company	5.25%		10/01/2014	1,159,792
604,000	Southwest Airlines Company	5.75%		12/15/2016	698,575
4,675,000	Southwest Airlines Company	5.13%		03/01/2017	5,136,315
3,100,000	Target Corporation	3.88%		07/15/2020	3,421,331
2,000,000	Target Corporation	2.90%		01/15/2022	2,047,786
9,021,000	Time Warner Cable, Inc.	5.00%		02/01/2020	10,147,018
100,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	105,368
5,170,000	Tyson Foods, Inc.	4.50%		06/15/2022	5,350,950
3,559,000	United Parcel Service, Inc.	3.13%		01/15/2021	3,817,988
100,000	United Rentals, Inc.	8.38%		09/15/2020	105,750
2,500,000	United Technologies Corporation	3.10%		06/01/2022	2,625,250
100,000	Univision Communications, Inc.	6.88%	^	05/15/2019	103,500
4,444,000	Valero Energy Corporation	6.13%		02/01/2020	5,138,780
100,000	Vulcan Materials Company	6.50%		12/01/2016	105,750
9,309,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	10,006,775
5,975,000	Waste Management, Inc.	6.13%		11/30/2039	7,416,182
5,185,000	WellPoint, Inc.	5.25%		01/15/2016	5,794,512
3,940,000	WellPoint, Inc.	5.88%		06/15/2017	4,652,057
9,150,000	Wells Fargo & Company	4.60%		04/01/2021	10,226,671
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	221,000
4,475,000	Wynn Las Vegas LLC	7.75%		08/15/2020	4,978,437
6,560,000	Xerox Corporation	4.25%		02/15/2015	6,959,583
Total US Corporate Bonds (Cost $401,571,990)					413,817,279

Foreign Corporate Bonds - 12.0%
1,000,000	Abu Dhabi National Energy Company	5.88%	^	12/13/2021	1,111,250
4,000,000	Abu Dhabi National Energy Company	5.88%		12/13/2021	4,445,000
1,700,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	1,768,000
2,000,000	AES Gener S.A.	7.50%		03/25/2014	2,159,636
275,000	AES Panama S.A.	6.35%		12/21/2016	298,375
690,000	AngloGold Holdings PLC	6.50%		04/15/2040	674,143
9,675,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	10,624,108
1,500,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	1,636,734
3,400,000	Banco Bradesco S.A.	5.75%	^	03/01/2022	3,451,000
2,100,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	2,220,750
300,000	Banco de Chile	6.25%		06/15/2016	333,050
450,000	Banco de Credito del Peru	4.75%		03/16/2016	464,625
503,000	Banco de Credito del Peru	9.75%	# ^	11/06/2069	593,540
350,000	Banco de Credito del Peru	9.75%	#	11/06/2069	413,000
5,450,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	6,315,188
900,000	Banco do Brazil S.A.	5.88%		01/26/2022	928,170
495,000	Banco Internacional del Peru	8.50%	#	04/23/2070	527,794
1,950,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	1,945,125
2,200,000	Banco Mercantil del Norte	4.38%		07/19/2015	2,288,000
1,750,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,828,750
100,000	Bombardier, Inc.	5.75%	^	03/15/2022	100,125
4,237,000	BP Capital Markets PLC	4.75%		03/10/2019	4,801,923
8,363,000	British Telecommunications PLC	5.95%		01/15/2018	9,808,068
100,000	BTA Bank	10.75%	(a)	07/01/2018	20,500
4,500,000	CCL Finance Ltd.	9.50%		08/15/2014	5,052,600
700,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	827,700
500,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	518,629
3,200,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	3,287,302
188,000	Cemex Espana	9.88%	^	04/30/2019	167,555
2,637,000	CNOOC Finance 2011 Ltd.	4.25%		01/26/2021	2,827,500
3,900,000	CNOOC Finance 2012 Ltd.	3.88%	^	05/02/2022	4,041,925
5,400,000	CNPC General Capital Ltd.	3.95%	^	04/19/2022	5,583,854
2,950,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	3,289,250
3,100,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	3,115,500
700,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	703,500
800,000	Corporacion Financiera de Desarrollo S.A.	4.75%	^	02/08/2022	840,000
2,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	2,170,000
700,000	Corporacion Lindley S.A.	6.75%		11/23/2021	759,500
1,530,000	Corporacion Nacional del Cobre de Chile	4.75%		10/15/2014	1,635,382
4,000,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	4,227,540
1,904,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,046,800
440,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	473,000
1,863,000	Covidien International Finance S.A.	2.80%		06/15/2015	1,940,219
3,950,000	Covidien International Finance S.A.	6.00%		10/15/2017	4,782,471
4,200,000	DBS Bank Ltd.	5.00%	#	11/15/2019	4,420,735
500,000	DBS Bank Ltd.	3.63%	# ^	09/21/2022	502,220
1,936,000	Deutsche Telekom International Finance B.V.	8.75%		06/15/2030	2,694,211
5,200,000	Diageo Capital PLC	1.50%		05/11/2017	5,225,245
3,601,800	Dolphin Energy Ltd.	5.89%		06/15/2019	3,957,478
1,600,000	Dolphin Energy Ltd.	5.50%	^	12/15/2021	1,790,080
750,000	EGE Haina Finance Company	9.50%		04/26/2017	778,125
3,445,000	EGE Haina Finance Company	9.50%		04/26/2017	3,574,188
1,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	1,112,000
1,500,000	Embraer Overseas Ltd.	6.38%		01/15/2020	1,683,750
2,380,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	2,290,750
5,250,000	France Telecom S.A.	2.75%		09/14/2016	5,355,194
2,200,000	Gaz Capital S.A.	5.09%		11/29/2015	2,326,500
2,500,000	Gazprombank OJSC	7.93%		06/28/2013	2,621,250
5,325,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	5,736,623
500,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	535,000
1,500,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	1,526,250
2,100,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	2,210,250
3,100,000	Grupo KUO S.A.B. de C.V.	9.75%		10/17/2017	3,293,749
700,000	Grupo KUO S.A.B. de C.V.	9.75%		10/17/2017	743,750
2,400,000	Hongkong Electric Finance Ltd.	4.25%		12/14/2020	2,561,381
3,100,000	Hutchison Whampoa International Ltd.	4.63%		01/13/2022	3,265,143
2,400,000	Hutchison Whampoa International Ltd.	4.63%	^	01/13/2022	2,527,853
3,280,698	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	3,953,241
600,000	Industry & Construction Bank	5.01%	#	09/29/2015	582,750
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	418,000
1,100,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,149,500
2,300,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,370,196
2,700,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,782,404
200,000	Interbank Peru	8.50%	#I/F	04/23/2070	213,250
500,000	Intercorp Retail Trust	8.88%	^	11/14/2018	547,500
800,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	836,396
250,000	Inversiones CMPC S.A.	4.75%		01/19/2018	261,374
1,600,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,778,226
2,700,000	Inversiones CMPC S.A.	4.50%	^	04/25/2022	2,685,920
575,000	IOI Ventures BHD	5.25%		03/16/2015	609,534
3,000,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	3,024,000
500,000	Ixe Banco S.A.	9.25%		10/14/2020	570,000
200,000	Ixe Banco S.A.	9.75%		12/29/2041	202,750
5,500,000	Korea Development Bank	4.38%		08/10/2015	5,876,221
3,800,000	Korea Development Bank	4.00%		09/09/2016	4,062,489
700,000	Korea Finance Corporation	3.25%		09/20/2016	720,693
900,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	900,000
2,000,000	Lotte Shopping Company Ltd.	3.88%		04/07/2016	2,069,088
2,200,000	Minerva Luxembourg S.A.	12.25%	^	02/10/2022	2,299,000
200,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	202,500
2,425,595	Nakilat, Inc.	6.27%		12/31/2033	2,718,024
1,300,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	1,495,000
3,000,000	NII Capital Corporation	8.88%		12/15/2019	2,733,750
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	223,500
5,800,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	6,004,008
1,900,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	2,071,000
3,800,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	4,142,000
8,950,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	10,695,250
500,000	Petroleos Mexicanos	6.63%		09/28/2015	513,750
4,026,000	Pohang Iron and Steel Company	4.25%	^	10/28/2020	4,131,308
1,260,000	Pohang Iron and Steel Company	5.25%	^	04/14/2021	1,382,544
1,800,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	1,901,849
1,750,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	1,799,058
2,561,390	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,817,529
1,800,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	1,998,000
1,450,000	Reliance Holdings USA, Inc.	5.40%	^	02/14/2022	1,452,604
10,228,000	Royal Bank of Canada	2.30%		07/20/2016	10,508,677
2,825,000	Royal KPN N.V.	8.38%		10/01/2030	3,624,678
5,400,000	Sinopec Group Overseas Development Ltd.	3.90%	^	05/17/2022	5,642,649
500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	544,602
1,400,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	1,546,611
4,800,000	Temasek Financial Ltd.	4.30%		10/25/2019	5,388,101
1,144,727	Tengizchevroil Finance Corporation	6.12%		11/15/2014	1,196,927
4,300,000	Transocean, Inc.	6.00%		03/15/2018	4,808,970
2,700,000	Virgolino De Oliveira Finance Ltd.	11.75%	^	02/09/2022	2,416,500
4,300,000	VTB Capital S.A.	6.88%		05/29/2018	4,520,375
3,100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	2,480,000
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	80,000
Total Foreign Corporate Bonds (Cost $288,715,711)					294,731,102

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.6%
400,000	Brazilian Government International Bond	8.00%		01/15/2018	467,000
1,500,000	Brazilian Government International Bond	5.88%		01/15/2019	1,818,000
10,540,000	Corporacion Andina de Fomento	3.75%		01/15/2016	11,006,279
854,000	Costa Rica Government International Bond	6.55%		03/20/2014	898,835
100,000	Hydro-Quebec	8.00%		02/01/2013	104,287
150,000	Hydro-Quebec	7.50%		04/01/2016	183,053
2,300,000	Hydro-Quebec	2.00%		06/30/2016	2,383,432
9,840,000	Mexico Government International Bond	5.63%		01/15/2017	11,500,500
2,500,000	Penerbangan BHD	5.63%		03/15/2016	2,796,233
500,000	Province of New Brunswick	2.75%		06/15/2018	537,055
1,600,000	Province of Ontario	2.30%		05/10/2016	1,670,744
200,000	Province of Ontario	4.95%		11/28/2016	232,267
900,000	Republic of Korea	5.75%		04/16/2014	970,326
3,000,000	Russian Foreign Bond	4.50%	^	04/04/2022	3,150,330
4,500,000	South Africa Government International Bond	4.67%		01/17/2024	4,893,750
200,000	State of Qatar	4.00%		01/20/2015	211,200
6,300,000	State of Qatar	4.50%		01/20/2022	6,983,550
2,000,000	State of Qatar	4.50%	^	01/20/2022	2,217,000
2,600,000	State of Qatar	6.40%		01/20/2040	3,321,500
7,300,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	8,040,825
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $61,299,744)					63,386,166

US Government / Agency Mortgage Backed Securities - 27.7%
4,808,630	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	5,198,399
3,887,001	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	4,178,987
13,996,066	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	15,384,286
18,745,363	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	20,575,359
7,700,235	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	8,395,227
1,324,311	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,435,287
395,061	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.80%	#I/F	07/15/2033	450,035
5,300,000	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.62%	#I/F	12/15/2033	6,149,464
454,675	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	498,828
13,869,202	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	15,570,693
970,752	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.26%	#I/F I/O	07/15/2035	190,343
427,018	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.49%	#I/F I/O	10/15/2035	76,943
1,082,917	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,235,839
132,905	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	145,994
1,337,846	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,533,021
763,806	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.84%	#I/F I/O	02/15/2037	102,702
11,425,648	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.76%	#I/F I/O	11/15/2037	1,150,869
7,610,138	Federal Home Loan Mortgage Corporation, Series 3384-S	6.15%	#I/F I/O	11/15/2037	1,053,668
8,221,996	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.94%	#I/F I/O	02/15/2038	1,013,035
1,067,727	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.41%	#I/F I/O	03/15/2038	99,558
1,067,727	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.41%	#I/F I/O	03/15/2038	99,558
885,536	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.62%	#	06/15/2038	935,573
3,807,492	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.71%	#I/F I/O	08/15/2039	360,828
2,084,236	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.76%	#I/F I/O	10/15/2049	223,561
1,879,721	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.11%	#I/F I/O	12/15/2039	257,055
1,096,707	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.11%	#I/F I/O	03/15/2032	201,285
5,138,136	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	5,837,314
7,000,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	7,573,114
2,322,417	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.53%	#I/F I/O	05/15/2040	302,733
560,556	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	662,577
1,064,597	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	1,093,431
12,175,000	Federal Home Loan Mortgage Corporation, Series 3738-BD	4.00%		10/15/2030	13,467,138
8,658	Federal Home Loan Mortgage Corporation, Series 3745-ST	9.52%	#I/F	10/15/2040	8,709
2,174,654	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.52%	#I/F	10/15/2040	2,232,869
1,556,792	Federal Home Loan Mortgage Corporation, Series 3758-SL	5.38%	#I/F	05/15/2039	1,563,963
1,613,320	Federal Home Loan Mortgage Corporation, Series 3768-MS	9.52%	#I/F	12/15/2040	1,634,557
2,459,754	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,582,254
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,506,673
220,586	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.42%	#I/F	12/15/2040	222,899
920,186	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.42%	#I/F	12/15/2040	975,168
1,350,141	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.02%	#I/F	01/15/2041	1,394,264
1,968,905	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.32%	#I/F	01/15/2041	2,019,286
2,116,407	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,301,441
1,056,337	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.12%	#I/F	12/15/2040	1,075,163
497,327	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.02%	#I/F	02/15/2041	514,672
1,613,863	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,929,899
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,248,347
4,231,003	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,647,534
11,036,624	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	11,624,773
2,125,897	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,503,170
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	4,031,021
1,654,507	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.47%	#I/F	02/15/2041	1,726,305
4,244,999	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	5,033,375
8,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	8,885,432
3,111,852	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,352,315
2,265,861	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,649,774
17,471,100	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	18,185,495
5,088,141	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,276,061
1,441,709	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,666,495
518,291	Federal National Mortgage Association, Series 2003-117-KS	6.85%	#I/F I/O	08/25/2033	61,356
3,107,742	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	3,613,145
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	587,204
5,000,000	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,759,003
1,772,540	Federal National Mortgage Association, Series 2006-101-SA	6.33%	#I/F I/O	10/25/2036	267,437
5,000,000	Federal National Mortgage Association, Series 2006-50-PE	5.00%		06/25/2036	5,800,162
834,601	Federal National Mortgage Association, Series 2006-56-SM	6.50%	#I/F I/O	07/25/2036	157,414
1,077,042	Federal National Mortgage Association, Series 2007-116-BI	6.00%	#I/F I/O	05/25/2037	192,973
2,638,974	Federal National Mortgage Association, Series 2007-30-OI	6.19%	#I/F I/O	04/25/2037	413,437
4,946,921	Federal National Mortgage Association, Series 2008-14-ZA	5.50%		03/25/2038	5,635,445
423,615	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	472,220
1,156,046	Federal National Mortgage Association, Series 2008-62-SC	5.75%	#I/F I/O	07/25/2038	163,414
3,946,374	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	4,442,556
519,708	Federal National Mortgage Association, Series 2009-111-SE	6.00%	#I/F I/O	01/25/2040	66,242
354,285	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	396,720
1,308,937	Federal National Mortgage Association, Series 2009-48-WS	5.70%	#I/F I/O	07/25/2039	152,369
6,263,280	Federal National Mortgage Association, Series 2009-62-PS	5.85%	#I/F I/O	08/25/2039	770,348
3,394,413	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,718,080
1,810,354	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,976,367
288,600	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	319,817
1,004,292	Federal National Mortgage Association, Series 2010-109-BS	52.37%	#I/F	10/25/2040	1,382,970
1,608,575	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,729,645
1,216,169	Federal National Mortgage Association, Series 2010-121-SD	4.25%	#I/F I/O	10/25/2040	118,691
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.28%	#I/F	12/25/2040	41,047
2,123,461	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,278,420
1,236,336	Federal National Mortgage Association, Series 2010-31-SA	4.75%	#I/F I/O	04/25/2040	130,335
1,005,804	Federal National Mortgage Association, Series 2010-34-PS	4.68%	#I/F I/O	04/25/2040	83,624
1,305,424	Federal National Mortgage Association, Series 2010-35-SP	6.10%	#I/F I/O	04/25/2050	180,342
945,009	Federal National Mortgage Association, Series 2010-35-SV	6.20%	#I/F I/O	04/25/2040	130,236
10,189,237	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	11,377,514
1,170,403	Federal National Mortgage Association, Series 2010-59-PS	6.20%	#I/F I/O	03/25/2039	147,852
1,449,934	Federal National Mortgage Association, Series 2010-59-SC	4.75%	#I/F I/O	01/25/2040	152,695
7,766,817	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	8,518,077
332,864	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	393,504
1,981,753	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,163,375
2,424,839	Federal National Mortgage Association, Series 2010-90-GS	5.75%	#I/F I/O	08/25/2040	295,731
115,732	Federal National Mortgage Association, Series 2010-99-SG	23.81%	#I/F	09/25/2040	169,318
6,705,602	Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	6,673,633
6,215,962	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,473,509
1,179,459	Federal National Mortgage Association, Series 2011-18-S	8.99%	#I/F	03/25/2041	1,202,147
13,289,064	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	14,244,762
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,618,028
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,071,599
12,459,828	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	13,523,802
9,366,674	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,025,561
2,103,176	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	2,560,519
2,593,210	Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	2,607,985
1,058,353	Federal National Mortgage Association, Series 2011-87-US	13.23%	#I/F	09/25/2041	1,090,795
1,960,818	Federal National Mortgage Association, Series 2011-88-SB	8.82%	#I/F	09/25/2041	2,010,288
1,846,741	Federal National Mortgage Association, Series 400-S4	5.20%	#I/F I/O	11/25/2039	204,644
951,489	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	1,035,528
807,725	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	878,561
6,085,533	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	6,619,230
3,297,309	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	3,596,728
4,962,269	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	5,397,404
5,796,162	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	6,388,270
4,986,688	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	5,485,196
6,774,528	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	7,466,581
698,330	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	760,485
11,485,561	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	12,600,080
5,498,756	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	6,042,647
5,287,345	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	5,767,335
3,143,465	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	3,386,254
545,588	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	576,110
19,973,771	Federal National Mortgage Association Pass-Thru, Pool AB5459	4.00%		06/01/2042	20,979,670
166,361	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	176,922
18,838,235	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	20,666,233
16,214,569	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	17,828,512
109,581	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	118,297
5,020,417	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	5,408,174
6,703,884	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	7,041,499
18,562,307	Federal National Mortgage Association Pass-Thru, Pool AJ4997	4.00%		10/01/2041	19,497,124
20,828,898	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	21,729,838
15,771,909	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	16,566,199
3,667,062	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	4,041,671
21,105,198	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	23,261,202
19,081,761	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	21,031,060
6,988,891	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	7,340,859
3,360,524	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	3,613,107
400,691	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	447,664
2,460,261	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	2,651,821
322,761	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	343,250
4,046,015	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	4,249,776
19,017,674	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	20,128,508
7,730,134	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	8,181,656
10,000,000	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	10,432,544
2,881,490	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	3,073,202
271,875	Government National Mortgage Association, Series 2003-67-SP	6.86%	#I/F I/O	08/20/2033	92,672
748,563	Government National Mortgage Association, Series 2008-82-SM	5.81%	#I/F I/O	09/20/2038	112,868
8,039,771	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	9,049,544
4,019,886	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,624,310
3,960,148	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,541,790
4,588,296	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,335,381
273,922	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	288,531
6,346,505	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,283,837
10,498,621	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,031,518
Total US Government / Agency Mortgage Backed Securities (Cost $656,567,169)					681,980,623

US Government Bonds and Notes - 14.9%
34,350,000	United States Treasury Bonds	4.25%		11/15/2040	44,939,452
61,300,000	United States Treasury Bonds	3.75%		08/15/2041	73,933,562
4,948,363	United States Treasury Notes	1.88%		07/15/2013	5,070,528
41,300,000	United States Treasury Notes	2.75%		11/30/2016	45,058,961
83,000,000	United States Treasury Notes	1.88%		09/30/2017	87,571,473
44,850,000	United States Treasury Notes	2.38%		05/31/2018	48,599,191
13,550,000	United States Treasury Notes	3.13%		05/15/2021	15,427,949
45,900,000	United States Treasury Notes	2.00%		11/15/2021	47,596,143
Total US Government Bonds and Notes (Cost $365,963,617)					368,197,259

Principal Amount / Shares
Short Term Investments - 7.6%
78,689,154	Fidelity Institutional Government Portfolio	0.01%	♦		78,689,154
88,450,000	United States Treasury Bills	0.00%		08/16/2012	88,441,899
20,750,000	United States Treasury Bills	0.00%		09/27/2012	20,745,870
Total Short Term Investments (Cost $187,876,990)					187,876,923

Total Investments - 99.9% (Cost $2,409,830,921)					2,459,784,744
Other Assets in Excess of Liabilities - 0.1%					1,522,952
NET ASSETS - 100.0%					$ 2,461,307,696

#	Variable rate security. Rate disclosed as of June 30, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $194,010,266 or 7.9% of net assets.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
I/O	Interest only security
♦	Seven-day yield as of June 30, 2012
(a)	Issuer is in default of interest payments

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Tax Cost of Investments	$2,410,618,235
Gross Tax Unrealized Appreciation	61,280,767
Gross Tax Unrealized Depreciation	(12,114,258)
Net Tax Unrealized Appreciation (Depreciation)	$49,166,509

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 79.3%
Abu Dhabi - 5.2%
2,000,000	Abu Dhabi National Energy Company	4.75%		09/15/2014	2,110,500
2,000,000	Abu Dhabi National Energy Company	5.88%	^	12/13/2021	2,222,500
8,000,000	Abu Dhabi National Energy Company	5.88%		12/13/2021	8,890,000
224,112	Dolphin Energy Ltd.	5.89%	^	06/15/2019	246,243
3,121,560	Dolphin Energy Ltd.	5.89%		06/15/2019	3,429,814
7,000,000	Dolphin Energy Ltd.	5.50%	^	12/15/2021	7,831,600
					24,730,657
Argentina - 1.2%
1,700,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	1,360,000
5,373,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	4,298,400
					5,658,400
Brazil - 13.2%
200,000	Banco Bradesco S.A.	4.13%		05/16/2016	207,500
1,400,000	Banco Bradesco S.A.	5.75%	^	03/01/2022	1,421,000
11,100,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	12,862,125
200,000	Banco do Brazil S.A.	5.88%		01/26/2022	206,260
9,850,000	CCL Finance Ltd.	9.50%		08/15/2014	11,059,579
2,005,000	Embraer Overseas Ltd.	6.38%		01/24/2017	2,229,560
2,284,000	Embraer Overseas Ltd.	6.38%		01/15/2020	2,563,790
9,305,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	10,024,277
1,600,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	1,712,000
2,700,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	2,721,600
5,300,000	Minerva Luxembourg S.A.	12.25%	^	02/10/2022	5,538,500
170,000	Minerva Overseas II Ltd.	9.50%		02/01/2017	163,200
800,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	810,000
6,380,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	7,337,000
5,100,000	Virgolino De Oliveira Finance Ltd.	11.75%	^	02/09/2022	4,564,500
					63,420,891
Chile - 7.9%
1,615,000	AES Gener S.A.	7.50%		03/25/2014	1,743,906
976,000	Banco de Chile	6.25%		06/15/2016	1,083,524
3,251,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	3,844,073
3,500,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	3,630,400
5,605,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	5,757,916
1,200,000	Corporacion Nacional del Cobre de Chile	4.75%		10/15/2014	1,282,652
8,000,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	8,455,081
1,700,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	1,777,342
534,000	Inversiones CMPC S.A.	4.75%		01/19/2018	558,294
3,900,000	Inversiones CMPC S.A.	6.13%		11/05/2019	4,334,425
4,900,000	Inversiones CMPC S.A.	4.50%	^	04/25/2022	4,874,446
140,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	154,636
100,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	108,920
					37,605,615
China - 9.8%
500,000	CNOOC Finance 2011 Ltd.	4.25%		01/26/2021	536,121
8,900,000	CNOOC Finance 2012 Ltd.	3.88%	^	05/02/2022	9,223,880
400,000	CNPC General Capital Ltd	3.95%		04/19/2022	413,619
11,000,000	CNPC General Capital Ltd.	3.95%	^	04/19/2022	11,374,516
400,000	Hongkong Electric Finance Ltd.	4.25%		12/14/2020	426,897
6,100,000	Hutchison Whampoa International Ltd.	4.63%	^	01/13/2022	6,424,959
5,900,000	Hutchison Whampoa International Ltd.	4.63%		01/13/2022	6,214,305
200,000	Sinopec Group Overseas Development Ltd.	2.75%	^	05/17/2017	203,888
11,200,000	Sinopec Group Overseas Development Ltd.	3.90%	^	05/17/2022	11,703,271
					46,521,456
Colombia - 3.3%
2,200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	2,326,500
1,100,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	1,157,750
6,314,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	6,882,260
5,025,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	5,477,250
					15,843,760
Costa Rica - 2.3%
6,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	6,183,120
4,775,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,920,733
					11,103,853
Dominican Republic - 2.5%
2,420,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	2,516,800
8,800,000	EGE Haina Finance Company	9.50%		04/26/2017	9,130,000
					11,646,800
India - 0.4%
1,250,000	Reliance Holdings USA, Inc.	5.40%	^	02/14/2022	1,252,245
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	583,125
					1,835,370
Kazakhstan - 0.1%
700,000	BTA Bank	10.75%	(a)	07/01/2018	143,500
357,727	Tengizchevroil Finance Corporation	6.12%		11/15/2014	374,040
					517,540
Malaysia - 1.7%
3,300,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	3,600,815
1,100,000	IOI Ventures BHD	5.25%		03/16/2015	1,166,065
2,950,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	3,116,920
					7,883,800
Mexico - 12.5%
3,975,000	Banco Mercantil del Norte	4.38%		07/19/2015	4,134,000
5,900,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	6,165,499
1,132,000	Cemex Espana	9.88%	^	04/30/2019	1,008,895
3,539,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	3,945,985
8,130,400	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	8,171,051
5,500,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	5,293,750
2,859,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	2,909,033
5,415,000	Grupo KUO S.A.B. de C.V.	9.75%		10/17/2017	5,753,438
1,745,000	Ixe Banco S.A.	9.25%		10/14/2020	1,989,300
525,000	Ixe Banco S.A.	9.75%		12/29/2041	532,219
6,800,000	NII Capital Corporation	8.88%		12/15/2019	6,196,500
12,250,000	Petroleos Mexicanos	6.63%		09/28/2015	12,586,875
500,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	552,361
					59,238,906
Panama - 0.1%
100,000	AES Panama S.A.	6.35%		12/21/2016	108,500
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	299,250
					407,750
Peru - 6.7%
630,000	Banco de Credito del Peru	4.75%		03/16/2016	650,475
4,100,000	Banco de Credito del Peru	5.38%		09/16/2020	4,274,250
3,135,000	Banco de Credito del Peru	9.75%	#	11/06/2069	3,699,300
1,566,000	Banco Internacional del Peru	8.50%	#	04/23/2070	1,669,748
200,000	Corporacion Financiera de Desarrollo S.A.	4.75%	^	02/08/2022	210,000
1,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	1,085,000
2,300,000	Corporacion Lindley S.A.	6.75%		11/23/2021	2,495,500
6,055,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	6,509,125
6,155,410	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	7,417,269
600,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	627,000
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,985,500
1,250,000	Intercorp Retail Trust	8.88%	^	11/14/2018	1,368,750
					31,991,917
Qatar - 3.7%
5,268,391	Nakilat, Inc.	6.27%		12/31/2033	5,903,549
2,133,300	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	2,290,631
3,527,160	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	3,879,876
4,775,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	5,300,250
					17,374,306
Russia - 2.5%
750,000	Gaz Capital S.A.	5.09%		11/29/2015	793,125
700,000	Gazprombank OJSC	7.93%		06/28/2013	733,950
2,400,000	Industry & Construction Bank	5.01%	#	09/29/2015	2,331,000
1,500,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	1,500,000
6,000,000	VTB Capital S.A.	6.88%		05/29/2018	6,307,500
					11,665,575
Singapore - 4.1%
5,900,000	DBS Bank Ltd.	5.00%	#	11/15/2019	6,210,080
500,000	DBS Bank Ltd.	3.63%	# ^	09/21/2022	502,220
11,165,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	11,557,718
1,000,000	Temasek Financial Ltd.	4.30%		10/25/2019	1,122,521
					19,392,539
South Africa - 0.9%
4,330,000	AngloGold Holdings PLC	6.50%		04/15/2040	4,230,492
					4,230,492
South Korea - 0.7%
3,000,000	Korea Finance Corporation	3.25%		09/20/2016	3,088,686
200,000	Lotte Shopping Company Ltd.	3.88%		04/07/2016	206,909
					3,295,595
Thailand - 0.5%
2,234,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	2,296,626
					2,296,626
Total Foreign Corporate Bonds (Cost $373,746,215)					376,661,848

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 15.8%
Brazil - 1.1%
2,400,000	Brazilian Government International Bond	8.00%		01/15/2018	2,802,000
2,000,000	Brazilian Government International Bond	5.88%		01/15/2019	2,424,000
					5,226,000
Costa Rica - 1.1%
4,928,000	Costa Rica Government International Bond	6.55%		03/20/2014	5,186,720
					5,186,720
Malaysia - 4.8%
10,003,000	Penerbangan BHD	5.63%		03/15/2016	11,188,285
10,250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	11,290,201
					22,478,486
Mexico - 2.0%
3,000,000	Mexico Government International Bond	6.63%		03/03/2015	3,397,500
5,000,000	Mexico Government International Bond	5.63%		01/15/2017	5,843,750
200,000	Mexico Government International Bond	3.63%		03/15/2022	212,800
					9,454,050
Qatar - 3.9%
6,000,000	State of Qatar	4.00%		01/20/2015	6,336,000
4,000,000	State of Qatar	4.50%	^	01/20/2022	4,434,000
4,800,000	State of Qatar	4.50%		01/20/2022	5,320,800
2,000,000	State of Qatar	6.40%		01/20/2040	2,555,000
					18,645,800
Russia - 0.1%
400,000	Russian Foreign Bond	4.50%	^	04/04/2022	420,044
					420,044
South Africa - 1.2%
5,450,000	South Africa Government International Bond	4.67%		01/17/2024	5,926,875
					5,926,875
South Korea - 1.6%
7,005,000	Republic of Korea	5.75%		04/16/2014	7,552,371
					7,552,371
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $73,450,660)					74,890,346

Shares
Short Term Investments - 1.5%
7,343,606	Fidelity Institutional Government Portfolio	0.01%	♦		7,343,606
Total Short Term Investments (Cost $7,343,606)					7,343,606

Total Investments - 96.6% (Cost $454,540,481)					458,895,800
Other Assets in Excess of Liabilities - 3.4%					16,293,281
NET ASSETS - 100.0%					$ 475,189,081

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $98,235,679 or 20.7% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2012.
♦	Seven-day yield as of June 30, 2012
(a)	Issuer is in default of interest payments

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Tax Cost of Investments	$454,608,287
Gross Tax Unrealized Appreciation	9,130,990
Gross Tax Unrealized Depreciation	(4,843,477)
Net Tax Unrealized Appreciation (Depreciation)	$4,287,513

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Non-Agency Residential Collateralized Mortgage Obligations - 8.7%
437,801	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.30%	#	03/25/2036	258,444
743,717	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	488,861
87,691	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	66,206
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	8.29%	# ^	08/26/2022	101,984
415,303	Chaseflex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	296,108
558,720	Citi Mortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	405,127
290,176	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	258,268
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	282,230
198,856	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	136,083
1,016,987	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	411,998
47,193	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.77%	#I/F	08/25/2037	75,804
32,233	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.42%	#I/F	09/25/2037	43,551
890,078	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.44%	#	06/25/2036	814,858
660,564	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	496,294
31,216	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	25,746
364,519	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	312,863
63,503	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	59,191
487,728	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	8.05%	# ^	04/26/2037	316,144
336,198	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.79%	# ^I/F	04/15/2036	358,809
432,485	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.79%	# ^I/F	04/15/2036	466,006
112,277	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	73,095
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	206,771
391,552	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.86%	#I/F	02/25/2036	394,795
67,804	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	51,812
200,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	109,876
183,046	Lehman Mortgage Trust, Series 2006-4-1A3	5.15%	#I/F I/O	08/25/2036	24,677
11,440	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	8,158
106,650	Lehman Mortgage Trust, Series 2007-5-11A1	5.91%	#	06/25/2037	69,642
320,000	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	209,162
500,000	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.72%	#	08/25/2035	463,076
563,289	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	366,187
466,699	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	320,213
8,404	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,538
466,488	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	303,427
94,815	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.65%	#	06/25/2036	45,562
284,446	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.35%	#I/F I/O	06/25/2036	42,004
180,231	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.70%	#	08/25/2036	89,151
540,693	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.30%	#I/F I/O	08/25/2036	92,731
490,542	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.12%	#	02/25/2034	330,767
3,889	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	3,465
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	29,222
806,810	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	519,798
870,244	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	670,619
436,618	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	271,265
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,401,546)					10,375,588

Non-Agency Commercial Mortgage-Backed Obligations - 4.4%
259,991	Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1-B	6.54%		06/16/2030	265,711
241,507	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	242,057
100,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	105,412
2,990,558	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.54%	# ^ I/O	12/10/2044	473,162
48,947,238	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5-XC	0.32%	# ^ I/O	05/10/2043	474,446
125,621	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKS4-A2	5.18%		11/15/2036	125,721
46,839,863	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-X1	0.10%	# ^ I/O	09/12/2037	447,414
360,708	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-FL1-AG	0.71%	# ^	02/15/2020	307,695
37,461,045	LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.86%	# I/O	09/15/2039	309,203
62,630	LB-UBS Commercial Mortgage Trust, Series 2006-C7-A2	5.30%		11/15/2038	63,702
65,380,029	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.68%	# I/O	02/15/2040	579,332
54,136,540	LB-UBS Commercial Mortgage Trust, Series 2007-C7-XCL	0.18%	# ^ I/O	09/15/2045	495,133
20,885,888	Morgan Stanley Capital, Inc., Series 2005-HQ6-X2	0.63%	# I/O	08/13/2042	113,807
54,333,100	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.22%	# ^ I/O	12/12/2049	419,560
115,258	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	115,547
151,289	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	152,064
6,659,618	WF-RBS Commercial Mortgage Trust, Series 2011-C3-XA	1.89%	# ^ I/O	03/15/2044	570,563
Total Non-Agency Commercial Mortgage-Backed Obligations (Cost $5,648,509)					5,260,529

Foreign Corporate Bonds - 0.9%
200,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	208,000
100,000	BTA Bank	10.75%	(a)	07/01/2018	20,500
100,000	C10 Capital Ltd.	6.72%	#	12/31/2016	63,500
100,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	107,500
100,000	EGE Haina Finance Company	9.50%		04/26/2017	103,750
100,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	96,250
150,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	152,625
100,000	Minerva Overseas II Ltd.	9.50%		02/01/2017	96,000
100,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	101,250
100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	80,000
Total Foreign Corporate Bonds (Cost $1,159,331)					1,029,375

US Government / Agency Mortgage Backed Securities - 7.9%
917,059	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	1,029,566
203,112	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.19%	#I/F I/O	01/15/2037	34,246
397,545	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.40%	#I/F	05/15/2037	506,808
418,690	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.81%	#I/F I/O	08/15/2037	59,532
713,450	Federal Home Loan Mortgage Corporation, Series 3384-S	6.15%	#I/F I/O	11/15/2037	98,781
1,224,440	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.07%	#I/F I/O	08/15/2036	150,597
764,837	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.94%	#I/F I/O	02/15/2038	94,236
1,334,659	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.41%	#I/F I/O	03/15/2038	124,447
13,234,350	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	116,239
1,471,760	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.28%	#I/F I/O	01/15/2039	159,854
1,268,942	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.76%	#I/F I/O	04/15/2039	170,544
380,749	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.71%	#I/F I/O	08/15/2039	36,083
500,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	540,937
57,267	Federal Home Loan Mortgage Corporation, Series 3738-MS	11.36%	#I/F	10/15/2040	58,110
143,622	Federal Home Loan Mortgage Corporation, Series 3739-LS	9.52%	#I/F	10/15/2040	146,917
1,191,753	Federal Home Loan Mortgage Corporation, Series 3758-S	5.79%	#I/F I/O	11/15/2040	145,314
77,162	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	81,005
22,059	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.42%	#I/F	12/15/2040	22,290
86,674	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.42%	#I/F	12/15/2040	91,852
109,384	Federal Home Loan Mortgage Corporation, Series 3793-SB	9.89%	#I/F	01/15/2041	110,712
91,221	Federal Home Loan Mortgage Corporation, Series 3796-SK	9.42%	#I/F	01/15/2041	93,553
1,291,278	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.61%	#I/F I/O	02/15/2041	153,979
723,606	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.73%	#I/F I/O	07/15/2041	89,673
341,545	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	373,645
508,814	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	527,606
1,016,778	Federal Home Loan Mortgage Corporation, Series 3982-TZ	4.00%		01/15/2042	1,074,660
369,279	Federal National Mortgage Association, Series 2006-101-SA	6.33%	#I/F I/O	10/25/2036	55,716
179,674	Federal National Mortgage Association, Series 2006-123-LI	6.07%	#I/F I/O	01/25/2037	31,080
931,299	Federal National Mortgage Association, Series 2007-57-SX	6.37%	#I/F I/O	10/25/2036	132,177
57,189	Federal National Mortgage Association, Series 2009-49-S	6.50%	#I/F I/O	07/25/2039	9,909
1,251,534	Federal National Mortgage Association, Series 2009-86-CI	5.55%	#I/F I/O	09/25/2036	183,826
1,013,054	Federal National Mortgage Association, Series 2009-90-IA	5.50%	#I/F I/O	03/25/2037	128,094
986,780	Federal National Mortgage Association, Series 2009-90-IB	5.47%	#I/F I/O	04/25/2037	127,058
75,607	Federal National Mortgage Association, Series 2010-155-SA	9.52%	#I/F	01/25/2041	77,252
1,473,446	Federal National Mortgage Association, Series 2010-39-SL	5.42%	#I/F I/O	05/25/2040	163,475
256,891	Federal National Mortgage Association, Series 2011-11-SA	6.31%	#I/F	03/25/2031	260,810
366,169	Federal National Mortgage Association, Series 2011-123-SC	9.32%	#I/F	12/25/2041	377,517
74,884	Federal National Mortgage Association, Series 2011-14-US	7.78%	#I/F	03/25/2041	75,708
1,304,058	Federal National Mortgage Association, Series 2011-5-PS	6.15%	#I/F I/O	11/25/2040	179,746
302,000	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	331,066
128,775	Government National Mortgage Association, Series 2009-6-SM	5.71%	#I/F I/O	02/20/2038	18,524
79,742	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	67,001
106,476	Government National Mortgage Association, Series 2011-14-SM	9.21%	#I/F	08/16/2040	108,271
528,875	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	606,986
250,000	Government National Mortgage Association, Series 2011-7-LS	9.39%	#I/F	12/20/2040	297,261
Total US Government / Agency Mortgage Backed Securities (Cost $8,458,416)					9,322,663

Affiliated Mutual Funds - 23.8%
394,023	DoubleLine Low Duration Bond Fund				3,999,330
2,166,865	DoubleLine Total Return Bond Fund				24,225,552
Total Affiliated Mutual Funds (Cost $28,031,221)					28,224,882

Investment Companies and Exchange Traded Notes - 16.0%
81,000	First Trust ISE-Revere Natural Gas Index Fund				1,330,020
86,000	Hugoton Royalty Trust				671,660
122,000	Market Vectors Gold Miners ETF				5,461,940
25,000	Market Vectors Junior Gold Miners ETF				479,250
73,500	San Juan Basin Royalty Trust				1,101,765
48,500	SPDR Dow Jones Industrial Average ETF Trust		*		6,235,645
105,900	Ultra Petroleum Corporation		*		2,443,113
24,000	WisdomTree Trust Emerging Markets Equity Income Fund				1,243,440
Total Investment Companies and Exchange Traded Notes (Cost $21,527,755)					18,966,833

Contracts ~ / Notional
Purchased Options - 0.2%
10	COMEX Division Gold Call, Expiration December 2014, Strike Price $100.00				147,264
5	Crude Oil European Call, Expiration December 2013, Strike Price $130.00				7,600
15,000,000	Japanese Yen Call, Expiration September 2012, Strike Price $84.00				43,125
1,316	S&P GSCI Crude Oil Call, Expiration September 2012, Strike Price $911.58				1,158
25	SPDR Gold Trust Call, Expiration January 2014, Strike Price $200.00				18,125
750	SPDR Trust Put, Expiration August 2012, Strike Price $128.00				79,500
Total Purchased Options (Cost $1,169,161)					296,772

Principal Amount / Shares
Short Term Investments - 36.1%
35,814,750	Fidelity Institutional Government Portfolio	0.01%	♦		35,814,750
7,000,000	United States Treasury Bills	0.00%		7/26/2012	6,999,801
Total Short Term Investments (Cost $42,814,551)					42,814,551

Total Investments - 98.0% (Cost $119,210,490)					116,291,193
Other Assets in Excess of Liabilities - 2.0%					2,428,235
NET ASSETS - 100.0%					$ 118,719,428

#	Variable rate security. Rate disclosed as of June 30, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $4,828,693 or 4.1% of net assets.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
I/O	Interest only security
P/O	Principal only security
*	Non-Income Producing
♦	Seven-day yield as of June 30, 2012
(a)	Issuer is in default of interest payments

Written Option Contracts~ / Notional	Security Description	Value $
5	Crude Oil Europe Call, Expiration December 2013, Strike Price $180.00	(1,650)
15,000,000	Japanese Yen Call, Expiration September 2012, Strike Price $90.00	(3,000)
2,075	S&P GSCI Crude Oil Call, September 2012, Stike Price $578.36	(3,841)
Total Written Options (Premiums Received $256,984)		(8,491)

~ 100 shares per contract

Futures Contracts - Long
Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
10	Brent Crude	10/2012	58,617
39	Gold Future	8/2012	168,241
			226,858

Futures Contracts - Short
Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
32	Australian Future	3/2012	(175,304)
			(175,304)

Credit Default Swaps - Buy Protection (b)
Reference Entity	Counterparty	Notional Amount (c)	Termination Date	Unrealized Appreciation (Depreciation) $
French Republic	Morgan Stanley	2,000,000	09/20/2016	41,067
French Republic	Morgan Stanley	2,000,000	12/20/2016	(1,205)
				39,862

(b)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund may typically (i) receive from the seller of protection an amount equal to as much as the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund may typically (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements are customizable and could include other terms.

(c)	The notional amount typically represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular credit default swap agreement.

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Zinc Official Close Index	Morgan Stanley	715,000	07/05/2012	34,446
S&P GSCI Soybeans Official Close Index	Morgan Stanley	715,000	07/05/2012	12,354
S&P GSCI Copper Official Close Index	Morgan Stanley	715,000	07/05/2012	28,905
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	715,000	07/05/2012	50,273
S&P GSCI Gas Oil Official Close Index	Morgan Stanley	715,000	07/05/2012	23,425
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	715,000	07/05/2012	44,592
				193,995

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Coffee Official Close Index	Morgan Stanley	715,000	07/05/2012	(33,546)
S&P GSCI Aluminum Official Close Index	Morgan Stanley	715,000	07/05/2012	(26,105)
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	715,000	07/05/2012	(3,803)
S&P GSCI Cotton Official Close Index	Morgan Stanley	715,000	07/05/2012	(18,721)
S&P GSCI Sugar Official Close Index	Morgan Stanley	715,000	07/05/2012	(16,717)
S&P GSCI Wheat Official Close Index	Morgan Stanley	715,000	07/05/2012	(10,783)
				(109,675)

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Tax Cost of Investments	$119,254,984
Gross Tax Unrealized Appreciation	2,381,420
Gross Tax Unrealized Depreciation	(5,345,211)
Net Tax Unrealized Appreciation (Depreciation)	$(2,963,791)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Low Duration Bond Fund
Schedule of Investments
June 30, 2012 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 7.1%
1,398,067	ARES Ltd., Series 2006-5RA-A2	0.72%	# ^	02/24/2018	1,373,604
1,778,891	ARES Ltd., Series 2006-6RA-A1B	0.70%	# ^	03/12/2018	1,746,460
1,693,739	ARES Ltd., Series 2006-6RA-A2	0.75%	#	03/12/2018	1,634,458
1,678,835	Atrium Corporation, Series 3A-A1	0.80%	# ^	10/27/2016	1,655,858
421,743	Avenue Ltd., Series 2004-1A-A1L	0.82%	# ^	02/15/2017	417,357
908,714	Black Diamond Ltd., Series 2005-1A-A1	0.74%	# ^	06/20/2017	876,327
1,109,955	Equinox Funding, Series 2000-1A-B	1.53%	# ^	11/15/2012	1,096,081
828,348	First Ltd., Series 2004-1-A3	0.84%	# ^	07/27/2016	826,189
947,199	Foxe Basin Ltd., Series 2003-1-AB	2.17%	# ^	12/15/2015	940,277
929,257	Galaxy Ltd., Series 2005-5A-A1	0.73%	# ^	10/20/2017	908,947
1,325,399	GSC Partners Fund Ltd., Series 2004-5A-A1	0.85%	# ^	11/20/2016	1,320,165
211,428	Katonah Ltd., Series 2002-3A-A	0.91%	# ^	05/18/2015	210,609
1,418,430	Marathon Ltd., Series 2005-1A-A2	0.76%	# ^	07/26/2019	1,415,097
848,850	Monument Park Ltd., Series 2003-1A-A1	1.02%	# ^	01/20/2016	844,756
248,810	Olympic Ltd., Series 2004-1X-A1L	0.98%	#	05/15/2016	248,488
392,880	Pacifica Ltd., Series 2004-3A-A1	0.86%	# ^	05/13/2016	388,091
320,000	Regatta Funding Ltd., Series 2007-1A-X	0.72%	# ^	06/15/2013	317,241
16,105	Sargas II Ltd., Series 2006-1A-C	1.07%	# ^	10/20/2018	16,031
857,103	Sargas II Ltd., Series 2006-1A-D	1.72%	# ^	10/20/2018	847,356
1,406,206	Suffield Ltd., Series 4-A	2.64%	# ^	09/26/2014	1,352,936
1,006,604	Venture Ltd., Series 2003-1A-A1	0.97%	# ^	01/21/2016	1,000,219
Total Collateralized Loan Obligations (Cost $19,473,117)					19,436,547

Non-Agency Residential Collateralized Mortgage Obligations - 21.5%
1,323,349	ACE Securities Corporation, Series 2006-NC1-A2C	0.45%	#	12/25/2035	1,259,243
80,890	BCAP LLC Trust, Series 2009-RR13-6A5	6.01%	# ^	04/26/2037	83,588
1,797,659	BCAP LLC Trust, Series 2011-RR12-2A5	2.66%	# ^	12/26/2036	1,757,931
3,202,466	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	3,231,865
998,966	Bear Stearns Asset Backed Securities Trust, Series 2005-3-A1	0.70%	#	09/25/2035	983,682
200,760	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5-1A6	4.60%		01/25/2015	203,180
303,278	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6-1A6	4.59%		11/25/2034	305,305
1,279,118	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	1,309,050
1,629,740	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	1,676,261
2,655,398	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	2,672,013
1,617,414	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	1,617,712
1,368,737	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	5.52%	#	03/25/2047	1,307,280
1,186,770	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.44%	#	06/25/2036	1,086,478
725,677	Countrywide Asset-Backed Certificates, Series 2007-10-2A1	0.30%	#	06/25/2047	718,740
1,043,225	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-9-A1	5.00%		06/25/2034	1,052,617
1,044,555	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-5-A1	5.50%		03/25/2035	1,063,080
2,946,709	Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00%	^	01/26/2037	3,048,168
94,650	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	97,760
1,354,239	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1-A2	0.38%	#	03/25/2037	1,310,456
2,321,351	Deutsche Mortgage Securities, Inc., Series 2005-WF1-1A2	5.25%	# ^	06/26/2035	2,356,902
1,815,408	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1-2A3	0.49%	#	01/25/2036	1,656,393
142,376	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13-A2B	0.35%	#	10/25/2036	141,849
10,384	Greenpoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.33%	#	01/25/2047	10,357
2,470,551	Greenpoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.38%	#	04/25/2047	2,169,685
1,998,876	GSR Mortgage Loan Trust, Series 2006-AR1-2A2	2.71%	#	01/25/2036	1,964,471
1,421,887	Jefferies & Company, Inc., Series 2010-R7-5A1	1.25%	# ^	09/26/2035	1,302,775
2,531,865	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,199,757
686,552	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	639,581
819,917	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	778,415
1,229,058	JP Morgan Research Trust, Series 2009-7-8A1	5.44%	# ^	01/27/2047	1,255,053
782,339	JP Morgan Research Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	799,321
1,579,241	JP Morgan Research Trust, Series 2012-2-3A3	2.38%	# ^	10/26/2036	1,562,817
1,198,247	Lehman XS Trust, Series 2006-11-2A1	0.38%	#	06/25/2046	1,103,090
372,298	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.44%	#	01/25/2036	319,222
3,250,000	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.95%	#	03/25/2035	2,944,925
577,343	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	595,575
1,520,201	Park Place Securities, Inc., Series 2004-WHQ2-M1	0.84%	#	02/25/2035	1,513,383
576,967	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	594,476
927,494	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	5.16%	#	06/25/2036	894,976
853,088	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.67%	#	07/25/2033	786,502
814,081	Structured Asset Securities Corporation, Series 20034-15-2A1	4.75%		09/25/2019	828,852
1,698,306	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,705,884
730,224	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14-1A1	2.45%	#	12/25/2035	716,595
1,740,613	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,728,719
64,915	Wells Fargo Home Equity Trust, Series 2004-2-AI5	4.89%	#	10/25/2034	65,093
606,093	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9-1A8	5.50%		10/25/2035	607,368
813,951	Wells Fargo Mortgage Backed Securities Trust, Series 2006-13-A10	6.00%		10/25/2036	819,858
512,297	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	516,923
1,353,476	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	1,361,096
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $58,430,673)					58,724,322

Non-Agency Commercial Mortgage-Backed Obligations - 18.4%
9,355,286	Asset Securitization Corporation, Series 1997-D4-PS1	1.71%	# I/O	04/14/2029	418,092
990,370	Banc of America Commercial Mortgage, Inc., Series 2005-5-ASB	5.05%	#	10/10/2045	1,033,622
722,189	Banc of America Commercial Mortgage, Inc., Series 2006-5-AAB	5.38%		09/10/2047	759,084
1,489,924	Banc of America Re-Remic Trust, Series 2011-STRP-A2	2.15%	# ^	08/17/2038	1,487,541
100,000	Bank of America Commercial Mortgage, Inc., Series 2003-2-A4	5.06%	#	03/11/2041	103,664
402,512	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	403,429
1,015,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	1,060,758
1,115,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	1,191,765
825,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	870,387
559,244	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-AAB	4.98%		02/11/2041	577,741
498,797	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AAB	4.58%		06/11/2041	504,964
860,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	916,933
152,389	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28-A2	5.59%		09/11/2042	152,710
1,318,684	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	1,325,277
620,630	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	651,745
14,480,751	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.32%	# ^ I/O	11/15/2044	68,711
500,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	529,530
82,780	Commercial Mortgage Acceptance Corporation, Series 1998-C1-F	6.23%	^	07/15/2031	84,149
574,702	Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	^	09/15/2030	591,364
500,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	540,512
22,023	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKN2-A3	6.13%		04/15/2037	22,077
212,917	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKS4-A2	5.18%		11/15/2036	213,086
810,220	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.41%	# ^	10/15/2021	759,093
413,320	Crest Ltd., Series 2003-2A-A1	0.94%	# ^	12/28/2018	384,387
1,444,401	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	1,520,586
970,466	Extended Stay American Trust, Series 2010-ESHA-A	2.95%	^	11/05/2027	980,319
487,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.32%	#	07/10/2039	511,985
190,021	GE Capital Commercial Mortgage Corporation, Series 2007-C1-AAB	5.48%		12/10/2049	198,125
646,874	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-AAB	4.70%		12/10/2041	668,966
570,690	GS Mortgage Securities Corporation II, Series 2003-C1-A3	4.61%		01/10/2040	576,303
2,275,000	GS Mortgage Securities Corporation II, Series 2004-GG2-A6	5.40%	#	08/10/2038	2,440,193
670,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	661,269
637,000	GS Mortgage Securities Corporation II, Series 2007-EOP-A3	1.46%	# ^	03/06/2020	628,700
1,250,000	GS Mortgage Securities Corporation II, Series 2012-GCJ7-A1	1.14%		05/10/2045	1,255,103
1,085,891	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-CIB5-A2	5.16%		10/12/2037	1,091,698
1,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-PM1A-A4	5.33%	#	08/12/2040	1,538,039
526,706	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	543,314
2,856,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	3,035,922
181,526	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51%	#	12/12/2044	191,639
104,047	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	110,955
129,508,320	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.50%	# I/O	05/12/2045	767,725
216,627	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	231,043
295,059	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-FL1-AG	0.71%	# ^	02/15/2020	251,694
480,524	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-ASB	5.69%		02/12/2051	521,251
288,887	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD11-ASB	6.01%	#	06/15/2049	311,934
206,506	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LDP12-ASB	5.83%	#	02/15/2051	225,103
911,313	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	923,643
17,914	LB-UBS Commercial Mortgage Trust, Series 2003-C5-A3	4.25%		07/15/2027	18,211
1,299,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2-A4	4.37%		03/15/2036	1,359,782
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C6-A6	5.02%	#	08/15/2029	2,139,152
37,461,045	LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.86%	# I/O	09/15/2039	309,203
98,070,043	LB-UBS Commercial Mortgage Trust, Series 2007-C2-XCP	0.68%	# I/O	02/15/2040	868,999
202,379	LNR Ltd., Series 2002-1A-A	0.72%	# ^	07/24/2022	200,356
138,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	144,295
1,020,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	1,091,084
252,752	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.36%	#	12/12/2049	251,869
117,585	Morgan Stanley Capital, Inc., Series 2003-IQ5-A4	5.01%		04/15/2038	120,967
1,650,810	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	1,702,027
412,052	Morgan Stanley Capital, Inc., Series 2003-TOP9-A2	4.74%		11/13/2036	416,022
75,787	Morgan Stanley Capital, Inc., Series 2004-T13-A3	4.39%		09/13/2045	76,648
25,793,774	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.14%	# ^ I/O	11/12/2041	454,615
234,317	Morgan Stanley Capital, Inc., Series 2006-HQ9-AAB	5.69%		07/12/2044	241,493
1,479,415	Morgan Stanley Capital, Inc., Series 2007-T25-AAB	5.51%		11/12/2049	1,556,562
1,070,000	Nomura Asset Securities Corporation, Series 1998-D6-A2	7.33%	#	03/15/2030	1,092,909
768,386	RREF LLC, Series 2012-LT1A-A	4.75%	^	02/15/2025	770,313
1,479,729	UBS Commercial Mortgage Trust, Series 2012-C1-A1	1.03%		05/10/2045	1,483,831
1,380,006	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3-A2	4.87%		02/15/2035	1,398,265
141,224	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-APB1	5.83%	#	05/15/2043	142,853
70,643	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	76,479
409,238	WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99%	^	03/15/2044	415,359
Total Non-Agency Commercial Mortgage-Backed Obligations (Cost $50,750,015)					50,167,424

US Corporate Bonds - 16.7%
875,000	Altria Group, Inc.	8.50%		11/10/2013	961,570
911,000	American Express Credit Corporation	5.88%		05/02/2013	949,173
850,000	Amgen, Inc.	1.88%		11/15/2014	863,691
250,000	Amgen, Inc.	4.85%		11/18/2014	271,612
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	5.38%		11/15/2014	1,103,037
900,000	Aristotle Holding, Inc.	2.10%	^	02/12/2015	909,374
725,000	AT&T, Inc.	4.85%		02/15/2014	772,617
1,019,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	1,082,641
703,000	Boeing Capital Corporation	3.25%		10/27/2014	744,671
300,000	Boeing Company	5.00%		03/15/2014	321,842
1,000,000	Caterpillar Financial Services Corporation	1.10%		05/29/2015	1,006,312
750,000	Citigroup, Inc.	0.75%	#	11/05/2014	717,577
750,000	Coca-Cola Company	0.75%		03/13/2015	752,015
700,000	Comcast Corporation	6.50%		01/15/2015	790,056
1,050,000	ConocoPhillips Company	4.75%		02/01/2014	1,115,670
416,000	Daimler Finance North America LLC	6.50%		11/15/2013	446,076
150,000	Daimler Finance North America LLC	1.95%	^	03/28/2014	151,556
450,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	452,644
1,000,000	Devon Energy Corporation	5.63%		01/15/2014	1,069,930
1,000,000	DIRECTV Holdings LLC	4.75%		10/01/2014	1,074,002
881,000	Dow Chemical Company	7.60%		05/15/2014	981,132
914,000	Duke Energy Corporation	6.30%		02/01/2014	989,506
1,050,000	Ecolab, Inc.	2.38%		12/08/2014	1,085,243
986,000	General Electric Capital Corporation	3.75%		11/14/2014	1,035,770
700,000	General Mills, Inc.	5.20%		03/17/2015	777,539
1,000,000	Gilead Sciences, Inc.	2.40%		12/01/2014	1,031,232
1,100,000	Hewlett-Packard Company	1.25%		09/13/2013	1,099,465
1,250,000	John Deere Capital Corporation	0.88%		04/17/2015	1,252,263
1,175,000	JP Morgan Chase & Company	4.75%		05/01/2013	1,211,684
1,000,000	Kellogg Company	1.13%		05/15/2015	1,005,519
522,000	Kinder Morgan Energy Partners LP	5.63%		02/15/2015	574,679
719,000	Kraft Foods, Inc.	2.63%		05/08/2013	729,792
200,000	Kroger Company	5.50%		02/01/2013	205,330
500,000	Kroger Company	7.50%		01/15/2014	548,338
700,000	KT Corporation	5.88%		06/24/2014	744,787
810,000	Marriott International, Inc.	5.63%		02/15/2013	832,298
300,000	Metlife Institutional Funding II	1.63%	^	04/02/2015	300,367
525,000	Metropolitan Life Global Funding	5.13%	^	04/10/2013	542,465
200,000	Metropolitan Life Global Funding	2.00%	^	01/09/2015	203,055
212,000	National Rural Utilities Cooperative Finance Corporation	3.88%		09/16/2015	231,347
750,000	National Rural Utilities Cooperative Finance Corporation	1.90%		11/01/2015	768,798
925,000	Phillips 66	1.95%	^	03/05/2015	932,227
1,100,000	Procter & Gamble Company	0.70%		08/15/2014	1,103,433
1,050,000	Raytheon Company	1.40%		12/15/2014	1,065,961
775,000	Safeway, Inc.	6.25%		03/15/2014	831,722
483,000	Simon Property Group LP	6.75%		05/15/2014	523,757
500,000	Simon Property Group LP	4.20%		02/01/2015	527,425
600,000	Southern Power Company, Series D	4.88%		07/15/2015	657,308
691,000	Southwest Airlines Company	5.25%		10/01/2014	748,288
999,000	Time Warner Cable, Inc.	6.20%		07/01/2013	1,049,978
1,000,000	Toyota Motor Credit Corporation	1.00%		02/17/2015	1,001,829
1,000,000	Valero Energy Corporation	4.50%		02/01/2015	1,075,962
900,000	Verizon Wireless Capital LLC	5.55%		02/01/2014	963,845
120,000	Wal-Mart Stores, Inc.	3.00%		02/03/2014	124,514
910,000	Wal-Mart Stores, Inc.	1.63%		04/15/2014	927,752
500,000	Wellpoint, Inc.	5.00%		12/15/2014	543,595
1,000,000	Wells Fargo & Company	1.50%		07/01/2015	1,001,485
725,000	Xerox Corporation	4.25%		02/15/2015	769,161
Total US Corporate Bonds (Cost $45,433,487)					45,554,917

Foreign Corporate Bonds - 13.4%
400,000	Abu Dhabi National Energy Company	6.60%		08/01/2013	421,000
200,000	Abu Dhabi National Energy Company	4.75%		09/15/2014	211,050
300,000	Abu Dhabi National Energy Company	5.88%		10/27/2016	335,850
818,000	AES Gener S.A.	7.50%		03/25/2014	883,291
200,000	AK Transneft OJSC	5.67%		03/05/2014	211,550
1,050,000	Australia and New Zealand Banking Group Ltd.	2.13%	^	01/10/2014	1,062,843
400,000	Banco Bradesco S.A.	2.57%	#	05/16/2014	400,269
500,000	Banco Bradesco S.A.	4.13%		05/16/2016	518,750
200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	211,500
770,000	Banco de Chile	6.25%		06/15/2016	854,829
500,000	Banco do Nordeste	3.63%		11/09/2015	507,500
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	299,250
903,000	Banco Mercantil del Norte	4.38%		07/19/2015	939,119
600,000	Banco Safra S.A.	3.50%		05/16/2014	612,540
700,000	Bancolombia S.A.	4.25%		01/12/2016	729,750
850,000	BP Capital Markets PLC	3.63%		05/08/2014	891,389
500,000	British Telecommunications PLC	2.00%		06/22/2015	507,235
100,000	Celulosa Arauco y Constitucion S.A.	5.13%		07/09/2013	103,169
400,000	Centrais Eletricas Brasileiras S.A.	7.75%		11/30/2015	467,720
300,000	China Overseas Finance Ltd.	5.75%		07/13/2012	300,123
200,000	CNPC General Capital Ltd.	2.75%	^	04/19/2017	201,900
400,000	CNPC Overseas Capital Ltd.	3.13%		04/28/2016	412,212
800,000	Corporacion Nacional del Cobre de Chile	4.75%		10/15/2014	855,101
894,000	Covidien International Finance S.A.	1.88%		06/15/2013	903,040
500,000	CSN Islands VIII Corporation	9.75%		12/16/2013	551,250
400,200	Dolphin Energy Ltd.	5.89%		06/15/2019	439,720
300,000	Export-Import Bank of Korea	4.13%		09/09/2015	319,475
945,000	France Telecom S.A.	4.38%		07/08/2014	993,149
300,000	Gaz Capital S.A.	7.34%		04/11/2013	311,904
300,000	Gaz Capital S.A.	7.51%		07/31/2013	316,449
400,000	Gazprombank OJSC	7.93%		06/28/2013	419,400
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	210,500
300,000	Hutchison Whampoa International Ltd.	6.50%		02/13/2013	309,632
550,000	Hutchison Whampoa International Ltd.	4.63%		09/11/2015	589,293
700,000	Hyundai Capital America, Inc.	3.75%		04/06/2016	726,352
150,000	Industrial Bank of Korea	7.13%		04/23/2014	163,487
200,000	Industry & Construction Bank	5.01%	#	09/29/2015	194,250
68,000	Inversiones CMPC S.A.	4.88%		06/18/2013	69,737
800,000	IOI Ventures BHD	5.25%		03/16/2015	848,046
150,000	KazMunayGas National Company	8.38%		07/02/2013	158,007
925,000	Korea Development Bank	4.38%		08/10/2015	988,273
700,000	Korea Finance Corporation	3.25%		09/20/2016	720,693
800,000	Lotte Shopping Company Ltd.	3.88%		04/07/2016	827,635
400,000	Lukoil International Finance BV	6.38%		11/05/2014	430,036
100,000	MTR Corporation	4.50%		08/14/2013	104,290
400,000	MTR Corporation	4.75%		01/21/2014	428,241
660,000	Pemex Project Funding Master Trust	5.75%		12/15/2015	735,900
750,000	Petrobras International Finance Company	3.88%		01/27/2016	778,080
500,000	Petronas Global Sukuk Ltd.	4.25%		08/12/2014	527,521
700,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	739,608
850,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	873,828
600,000	Qtel International Finance Ltd.	6.50%		06/10/2014	656,400
250,000	Ras Laffan Liquefied Natural Gas Company	5.50%		09/30/2014	270,313
711,100	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	763,544
1,115,000	Royal Bank of Canada	1.17%	#	10/30/2014	1,123,690
300,000	Russian Agricultural Bank	7.18%		05/16/2013	312,480
250,000	Sberbank of Russia	6.47%		07/02/2013	260,823
800,000	Sinopec Group Overseas Development Ltd.	2.75%	^	05/17/2017	815,551
700,000	Southern Copper Corporation	6.38%		07/27/2015	783,299
800,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	883,777
143,091	Tengizchevroil Finance Corporation	6.12%		11/15/2014	149,616
700,000	TM Global, Inc.	5.25%		09/22/2014	741,715
718,000	United Overseas Bank Ltd.	4.50%		07/02/2013	737,954
600,000	Vale Overseas Ltd.	9.00%		08/15/2013	639,000
700,000	Votorantim Overseas III	7.88%		01/23/2014	763,000
900,000	WPP Finance UK	8.00%		09/15/2014	1,015,519
Total Foreign Corporate Bonds (Cost $36,236,600)					36,532,417

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 3.3%
300,000	Brazilian Government International Bond	8.00%		01/15/2018	350,250
600,000	Costa Rica Government International Bond	6.55%		03/20/2014	631,500
1,200,000	Mexico Government International Bond	6.63%		03/03/2015	1,359,000
1,200,000	Penerbangan BHD	5.63%		03/15/2016	1,342,192
1,768,000	Republic of Korea	4.88%		09/22/2014	1,907,148
175,000	Republic of Korea	5.13%		12/07/2016	197,495
600,000	South Africa Government International Bond	6.50%		06/02/2014	661,800
1,900,000	State of Qatar	4.00%		01/20/2015	2,006,400
500,000	Wakala Global Sukuk BHD	2.99%		07/06/2016	514,049
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $8,920,649)					8,969,834

US Government / Agency Mortgage Backed Securities - 5.3%
823,298	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	904,958
1,812,790	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	1,989,761
924,028	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,007,427
534,142	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	584,419
1,576,661	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	1,660,682
356,690	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	379,944
353,723	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	377,564
196,384	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	215,809
913,410	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	959,410
774,251	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	849,382
1,709,172	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	1,883,772
1,429,198	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	1,575,198
1,918,654	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	2,114,655
Total US Government / Agency Mortgage Backed Securities (Cost $14,417,206)					14,502,981

US Government Bonds and Notes - 6.4%
4,000,000	United States Treasury Notes	0.63%		12/31/2012	4,009,376
1,879,125	United States Treasury Notes	1.88%		07/15/2013	1,925,517
6,000,000	United States Treasury Notes	0.25%		02/15/2015	5,979,846
5,500,000	United States Treasury Notes	1.25%		10/31/2015	5,637,929
Total US Government Bonds and Notes (Cost $17,445,926)					17,552,668

Shares
Short Term Investments - 6.5%
17,864,415	Fidelity Institutional Government Portfolio	0.01%	♦		17,864,415
Total Short Term Investments (Cost $17,864,415)					17,864,415

Total Investments - 98.6% (Cost $268,972,088)					269,305,525
Other Assets in Excess of Liabilities - 1.4%					3,795,815
NET ASSETS - 100.0%					$ 273,101,340

#	Variable rate security. Rate disclosed as of June 30, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2012, the value of these securities amounted to $57,338,482 or 21.0% of net assets.

I/O	Interest only security
♦	Seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Tax Cost of Investments	$268,982,806
Gross Tax Unrealized Appreciation	1,519,372
Gross Tax Unrealized Depreciation	(1,196,653)
Net Tax Unrealized Appreciation (Depreciation)	$322,719

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted market prices in active markets
Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3 — Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors value such securities based on one or more inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities, in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values (NAVs) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2012, the Funds did not hold securities categorized as Level 3 of the fair value hierarchy.

The end of period timing recognition is used for any transfers between levels of the Funds’ assets and liabilities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012*:

Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund	DoubleLine Low Duration Bond Fund
Investments in Securities
Level 1
Money Market Funds	$340,197,298	$78,689,154	$7,343,606	$35,814,750	$17,864,415
Affiliated Mutual Funds	-	-	-	28,224,882	-
Investment Companies and Exchange Traded Notes	-	-	-	18,966,833	-
Purchased Options	-	-	-	105,225	-
Total Level 1	340,197,298	78,689,154	7,343,606	83,111,690	17,864,415
Level 2
US Government / Agency Mortgage Backed Securities	13,085,799,381	681,980,623	-	9,322,663	14,502,981
Non-Agency Residential Collateralized Mortgage Obligations	8,330,020,324	399,820,390	-	10,375,588	58,724,322
Other Short Term Investments	5,438,662,484	109,187,769	-	6,999,801	-
Non-Agency Commercial Mortgage-Backed Obligations	921,300,290	49,386,950	-	5,260,529	50,167,424
Collateralized Loan Obligations	117,994,457	588,052	-	-	19,436,547
US Corporate Bonds	-	413,817,279	-	-	45,554,917
US Government Bonds and Notes	-	368,197,259	-	-	17,552,668
Foreign Corporate Bonds	-	294,731,102	376,661,848	1,029,375	36,532,417
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	63,386,166	74,890,346	-	8,969,834
Purchased Options	-	-	-	191,547	-
Total Level 2	27,893,776,936	2,381,095,590	451,552,194	33,179,503	251,441,110
Level 3	-	-	-	-	-
Total	28,233,974,234	2,459,784,744	458,895,800	116,291,193	269,305,525
Other Financial Instruments
Level 1	-	-	-	-	-
Futures Contracts	-	-	-	51,554	-
Written Options	-	-	-	(1,650)	-
Total Level 1	-	-	-	49,904	-
Level 2
Swaps	-	-	-	124,182	-
Written Options	-	-	-	(6,841)	-
Total Level 2	-	-	-	117,341	-
Level 3	-	-	-	-	-
Total	-	-	-	167,245	-
See the Schedule of Investments for further disaggregation of investment categories.
* There were no transfers into and out of Level 1,2, and 3 during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  08/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date 08/28/2012

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 08/28/2012